File Nos. 33-9981 and 811-4892
      As filed with the Securities and Exchange Commission on December 30, 1998.



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                    Pre-Effective Amendment No. _______

                    Post-Effective Amendment No.  18                  [X]
                                                -------

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                    Amendment No.   20                                [X]
                                  -----

                           TEMPLETON GROWTH FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              500 EAST BROWARD BLVD., FT. LAUDREDALE, FLORIDA 33394
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
               ---------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

        BARBARA J. GREEN, 500 E. BROWARD BLVD., FT. LAUDERDALE, FL 33394
        -----------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b) [X ] on January 1, 1999 pursuant to paragraph (b)
              ---------------
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PAGE


                                                                      PROSPECTUS

TEMPLETON
GROWTH
FUND, INC.

Class A, B & C

INVESTMENT STRATEGY
GLOBAL GROWTH

JANUARY 1, 1999





                                                  [FRANKLIN TEMPLETON LOGO]
                                                   FRANKLIN(R) TEMPLETON(R)




LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PAGE
                                    CONTENTS



                                    THE FUND
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INFORMATION ABOUT THE        2      Goal and Strategies
FUND YOU SHOULD KNOW
BEFORE INVESTING             3      Main Risks

                             6      Performance

                             7      Fees and Expenses

                             9      Management

                            11      Distributions and Taxes

                            12      Financial Highlights



                                    YOUR ACCOUNT
--------------------------------------------------------------------------------
INFORMATION ABOUt           13      Choosing a Share Class
SALES CHARGES, ACCOUNT
TRANSACTIONS AND            19      Buying Shares
SERVICES
                            21      Investor Services

                            24      Selling Shares

                            26      Account Policies

                            29      Questions




                                    FOR MORE INFORMATION
--------------------------------------------------------------------------------
WHERE TO LEARN MORE                 Back Cover
ABOUT THE FUND

PAGE
                                       2             .


                                    THE FUND

GOAL AND STRATEGIES
-------------------------------------------------------------------------------
[GRAPHIC OF TARGET]


GOAL The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest primarily in the equity securities of companies located anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
The fund invests primarily in a globally diversified portfolio of common stocks.
--------------------------------------------------------------------------------

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

The Templeton investment philosophy is "bottom-up", value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the manager believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest less in global stocks.

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Templeton Growth Fund, Inc.           3


MAIN RISKS
-------------------------------------------------------------------------------
[GRAPHIC OF LINE GRAPH]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

--------------------------------------------------------------------------------
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in Depositary Receipts also involve some or all of the following risks.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

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                                       4


COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

--------------------------------------------------------------------------------

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

--------------------------------------------------------------------------------

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

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Templeton Growth Fund, Inc.           5


ILLIQUID SECURITIES The fund may invest up to 10% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page 10 for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).


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                                       6

PERFORMANCE
-------------------------------------------------------------------------------
[GRAPHIC BULL AND BEAR]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS(1)

                [BAR GRAPH]

YEAR
----
 88             23.60%
 89             22.56%                       ----------------
 90             -9.06%                       Best Quarter
 91             31.33%                       Q1 '91
 92              4.21%                       14.81%
 93             32.70%
 94              0.82%                       Worst Quarter
 95             19.83%                       Q3 '90
 96             20.55%                       -15.52%
 97             16.18%                       -----------------

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997


                                       1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Templeton Growth Fund - Class A(2)      9.51%    16.17%    14.84%
MSCI World Index(3)                    16.23%    15.88%    11.14%


                                                  Since
                                                Inception
                                       1 Year    (5/1/95)
--------------------------------------------------------------------------------
Templeton Growth Fund - Class C(2)     13.11%     16.72%
MSCI World Index(3)                    16.23%     15.89%


(1) Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was -11.34% for Class A.


(2) Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains. January 1, 1993, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.


(3) Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,500 securities in 23 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

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Templeton Growth Fund, Inc.           7

FEES AND EXPENSES
-------------------------------------------------------------------------------
[PERCENT GRAPHIC]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended August 31, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A(1)  CLASS B(2)   CLASS C(1)
--------------------------------------------------------------------------------

Maximum sales charge (Load) as a
percentage of offering price                5.75%        4.00%       1.99%
  Load imposed on purchases                 5.75%        None        1.00%
  Maximum Deferred Sales Charge (Load)      None(3)      4.00%       0.99%(4)
Exchange fee(5)                             None         None        None

Please see "Choosing a Share Class" on page 13 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                          CLASS A(1)  CLASS B(2)   CLASS C(1)
--------------------------------------------------------------------------------
Management fees                             0.61%        0.61%       0.61%
Distribution and service (12b-1) fees(6)    0.25%        1.00%       1.00%
Other expenses                              0.22%        0.22%       0.22%
                                            ------------------------------
Total annual fund operating expenses        1.08%        1.83%       1.83%
                                            ==============================

(1) Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

(2) The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended August 31, 1998. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.


(3) A contingent deferred sales charge (CDSC) of 1% may apply to purchases of $1 million or more sold within 12 months (see page 13) and to purchases by certain retirement plans without an initial sales charge (see page 18).


(4) This is equivalent to a charge of 1% based on net asset value.

(5) There is a $5 fee for each exchange by a market timer (see page 27).

(6) Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

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                                       8


EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A                      $679(1)     $899       $1,136     $1,816
CLASS B
  Assuming you sold
  your shares at the
  end of the period          $586        $876       $1,190     $1,951(2)
  Assuming you stayed
  in the fund                $186        $576       $  990     $1,951(2)
CLASS C                      $382(3)     $670       $1,080     $2,226

(1) Assumes a contingent deferred sales charge (CDSC) will not apply.

(2) Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

(3) For the same Class C investment, your costs would be $284 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

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Templeton Growth Fund, Inc.           9


MANAGEMENT
-------------------------------------------------------------------------------
[GRAPHIC OF BRIEFCASE]


Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the fund's investment manager. Together, Global Advisors and its affiliates manage over $216 billion in assets.

The fund's lead portfolio manager is:

MARK G. HOLOWESKO CFA, PRESIDENT OF GLOBAL ADVISORS
Mr. Holowesko has been a manager of the fund since 1987. He joined the Franklin Templeton Group in 1985.

The following individuals have secondary portfolio management responsibilities:

JEFFREY A. EVERETT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Everett has been a manager of the fund since 1994. He joined the Franklin Templeton Group in 1989.

RICHARD SEAN FARRINGTON CFA, VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Farrington has been a manager of the fund since 1996. He joined the Franklin Templeton Group in 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended August 31, 1998, the fund paid 0.61% of its average daily net assets to the manager.


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                                       10



YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.


The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

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Templeton Growth Fund, Inc.           11


DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------
[GRAPHIC OF MONEY]


INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.


BACKUP WITHHOLDING
--------------------------------------------------------------------------------
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
--------------------------------------------------------------------------------


TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.


Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences of your investment in the fund.


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                                       12


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
[GRAPHIC OF DOLLAR BILLS]


This table presents the fund's financial performance for the past five years. This information has been audited by McGladrey & Pullen, LLP.

CLASS A                                                                    YEAR ENDED AUGUST 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                      1998           1997          1996            1995(1)                1994
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                     22.47         18.75         18.96            18.95                17.47
                                                     -------------------------------------------------------------------------------
 Net investment income                                   .50           .54           .50              .39                  .29
 Net realized and unrealized gains (losses)            (2.76)         4.48          1.34             1.20                 2.58
                                                     -------------------------------------------------------------------------------
Total from investment operations                       (2.26)         5.02          1.84             1.59                 2.87
 Distributions from net investment income               (.55)         (.49)         (.44)            (.29)                (.27)
 Distributions from net realized gains                 (2.88)         (.81)        (1.61)           (1.29)               (1.12)
                                                     -------------------------------------------------------------------------------
Total distributions                                    (3.43)        (1.30)        (2.05)           (1.58)               (1.39)
                                                     -------------------------------------------------------------------------------
Net asset value, end of year                           16.78         22.47         18.75            18.96                18.95
                                                     ===============================================================================
Total return (%)(2)                                   (12.61)        28.28         10.85             9.51                17.47
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1 million)               11,117        12,129         8,451            6,964                5,612
Ratios to average net assets: (%)
 Expenses                                               1.08          1.08          1.09             1.12                 1.10
 Net investment income                                  2.53          2.81          2.87             2.40                 1.76
Portfolio turnover rate (%)                            48.23         41.81         19.63            35.21                27.35

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                     22.18         18.57         18.90            17.48
                                                     -------------------------------------------------------------------------------
 Net investment income                                   .38           .42           .49              .04
 Net realized and unrealized gains (losses)            (2.77)         4.39          1.19             1.38
                                                     -------------------------------------------------------------------------------
Total from investment operations                       (2.39)         4.81          1.68             1.42
 Distributions from net investment income               (.42)         (.39)         (.40)              --
 Distributions from net realized gains                 (2.88)         (.81)        (1.61)              --
                                                     -------------------------------------------------------------------------------
Total distributions                                    (3.30)        (1.20)        (2.01)              --
                                                     -------------------------------------------------------------------------------
Net asset value, end of year                           16.49         22.18         18.57            18.90
                                                     ===============================================================================
Total return (%)(2)                                   (13.32)        27.30          9.99             8.12
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)                  872,219       755,184       280,087           42,548
Ratios to average net assets: (%)
 Expenses                                               1.83          1.84          1.87             1.86(3)
 Net investment income                                  1.79          2.14          2.25             1.61(3)
Portfolio turnover rate (%)                            48.23         41.81         19.63            35.21

1. Figures for Class C are for the period May 1, 1995 (effective date) through August 31, 1995.

2. Total return does not include sales charges, and is not annualized.

3. Annualized.

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Templeton Growth Fund, Inc.           13


                                  YOUR ACCOUNT
CHOOSING A SHARE CLASS
-------------------------------------------------------------------------------
[GRAPHIC OF PENCIL]

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

          CLASS A                            CLASS B                             CLASS C
-----------------------------------------------------------------------------------------------------
- Initial sales charge of 5.75%    - No initial sales charge          - Initial sales charge of 1%
  or less
                                   - Deferred sales charge of 4%      - Deferred sales charge of
- Deferred sales charge of 1%        or less on shares you sell         1% on shares you sell within
  on purchases of $1 million or      within six years                   18 months
  more sold within 12 months
                                   - Higher annual expenses than      - Higher annual expenses than
- Lower annual expenses than         Class A (same as Class C)          Class A (same as Class B)
  Class B or C due to lower          due to higher distribution         due to higher distribution
  distribution fees                  fees. Automatic conversion to      fees. No conversion to
                                     Class A shares after eight         Class A shares, so annual
                                     years, reducing future             expenses do not decrease.
                                     annual expenses.

  Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999.

SALES CHARGES - CLASS A

                                THE SALES CHARGE MAKES UP        WHICH EQUALS THIS %
when you invest this amount     THIS % OF THE OFFERING PRICE   OF YOUR NET INVESTMENT
-------------------------------------------------------------------------------------
Under $50,000                              5.75                         6.10
$50,000 but under $100,000                 4.50                         4.71
$100,000 but under $250,000                3.50                         3.63
$250,000 but under $500,000                2.50                         2.56
$500,000 but under $1 million              2.00                         2.04


INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 16), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 15).

DISTRIBUTION AND SERVICE (12b-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because



PAGE

                                       14


these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGES - CLASS B


if you sell your shares within              THIS % IS DEDUCTED FROM
this many years after buying them           YOUR PROCEEDS AS A CDSC
------------------------------------------------------------------------------
1 Year                                                 4
2 Years                                                4
3 Years                                                3
4 Years                                                3
5 Years                                                2
6 Years                                                1
7 Years                                                0


With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 15). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12b-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Templeton Growth Fund, Inc.           15



SALES CHARGES - CLASS C


                                THE SALES CHARGE MAKES UP      WHICH EQUALS THIS %
when you invest this amount   THIS % OF THE OFFERING PRICE   OF YOUR NET INVESTMENT
-----------------------------------------------------------------------------------
Under $1 million                          1.00                         1.01


We invest any investment of $1 million or more in Class A shares, since there is no initial sales charge and Class A's annual expenses are lower.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

--------------------------------------------------------------------------------
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
--------------------------------------------------------------------------------


DISTRIBUTION AND SERVICE (12b-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page 22 for exchange information).


SALES CHARGE REDUCTIONS AND WAIVERS If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.


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                                       16


QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of Class A shares.

- Cumulative Quantity Discount - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.


- Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.


            To sign up for these programs, complete the appropriate
                      section of your account application.

--------------------------------------------------------------------------------
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
--------------------------------------------------------------------------------


REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.


If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.


Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.


This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

PAGE

Templeton Growth Fund, Inc.           17


WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 365 days:

- certain payments received under an annuity contract that offers a Franklin Templeton insurance fund option

- distributions from an existing retirement plan invested in the Franklin Templeton Funds

- dividend or capital gain distributions from a real estate investment trust sponsored or advised by Franklin Properties, Inc.

- redemption proceeds from a repurchase of Franklin Floating Rate Trust shares held continuously for at least 12 months

- redemption proceeds from Class A of any Templeton Global Strategy Fund, if you are a qualified investor. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.

WAIVERS FOR CERTAIN INVESTORS Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions, including:

- certain trust companies and bank trust departments investing $1 million or more in assets over which they have full or shared investment discretion

- government entities that are prohibited from paying mutual fund sales charges

- certain unit investment trusts and their holders reinvesting trust distributions

-     group annuity separate accounts offered to retirement plans

- employees and other associated persons or entities of Franklin Templeton or of certain dealers

- Chilean retirement plans that meet the requirements for retirement plans described below.

-     certain German insurance companies

          If you think you may be eligible for a sales charge waiver, call your investment representative or call Shareholder Services at 1-800/632-2301 for more information.

PAGE
                                       18


CDSC WAIVERS The CDSC for each class generally will be waived:

-     to pay account fees

- to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan

- for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

- for IRA distributions due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement accounts, not only IRAs)

- to return excess contributions (and earnings, if applicable) from retirement plan accounts

-     for redemptions following the death of the shareholder or beneficial owner

- for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

RETIREMENT PLANS Certain retirement plans may buy Class A shares without an initial sales charge. To qualify, the plan must be sponsored by an employer:

-     with at least 100 employees, or

-     with retirement plan assets of $1 million or more, or

- that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13-month period


A CDSC may apply. Retirement plans other than SIMPLEs, SEPs, or plans that qualify under section 401 of the Internal Revenue Code also must qualify under our group investment program to buy Class A shares without an initial sales charge. Any retirement plan that does not qualify to buy Class A shares without an initial sales charge and that was a shareholder of the fund on or before February 1, 1995, may buy Class A shares with a maximum initial sales charge of 4% (as a percentage of the offering price).


          For more information, call your investment representative or Retirement Plan Services at 1-800/527-2020.

PAGE

Templeton Growth Fund, Inc.           19


GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.

BUYING SHARES
-------------------------------------------------------------------------------
[GRAPHIC OF PEN AND PAPER]


MINIMUM INVESTMENTS

------------------------------------------------------------------------------------------
                                                                  INITIAL       ADDITIONAL
------------------------------------------------------------------------------------------
Regular accounts                                                  $1,000           $50
------------------------------------------------------------------------------------------
UGMA/UTMA accounts                                                  $100           $50
------------------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education IRAs or Roth IRAs)    no minimum     no minimum
------------------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth IRAs                    $250           $50
------------------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs                       $250           $50
------------------------------------------------------------------------------------------
Full-time employees, officers, trustees and directors of
Franklin Templeton entities, and their immediate family members     $100           $50
------------------------------------------------------------------------------------------

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will invest your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

PAGE
                                       20


BUYING SHARES
-------------------------------------------------------------------------------

                         OPENING AN ACCOUNT           ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[GRAPHIC OF TWO PEOPLE
SHAKING HANDS]


THROUGH YOUR INVESTMENT  Contact your investment      Contact your investment
REPRESENTATIVE           representative               representative
--------------------------------------------------------------------------------
[
GRAPHIC ENVELOPE]
BY MAIL                  Make your check payable      Make your check payable
                         to Templeton Growth Fund,    to Templeton Growth
                         Inc.                         Fund, Inc. Include your
                                                      account number on the
                         Mail the check and your      check.
                         signed application to
                         Investor Services.           Fill out the deposit
                                                      slip from your account
                                                      statement. If you do not
                                                      have a slip, include a
                                                      note with your name, the
                                                      fund name, and your
                                                      account number.


                                                      Mail the check and
                                                      deposit slip or note to
                                                      Investor Services.
--------------------------------------------------------------------------------
[GRAPHIC ELECTRICITY]
BY WIRE

1-800/632-2301           Call to receive a wire       Call to receive a wire
(or 1-650/312-2000       control number and wire      control number and wire
collect)                 instructions.                instructions.

                         Mail your signed             To make a same day wire
                         application to Investor investment, please call Services. Please include us by 1:00 p.m. pacific the wire control number time and make sure your
                         or your new account          wire arrives by 3:00
                         number on the                p.m.
                         application.

                         To make a same day wire
                         investment, please call
                         us by 1:00 p.m. pacific
                         time and make sure your
                         wire arrives by 3:00 p.m.
--------------------------------------------------------------------------------
[GRAPHIC EXCHANGE
ARROWS]
BY EXCHANGE              Call Shareholder Services    Call Shareholder Services
                         at the number below, or      at the number below or
TeleFACTS(R)             send signed written          our automated TeleFACTS
1-800/247-1753           instructions. The            system, or send signed
(around-the-clock        TeleFACTS system cannot      written instructions.
access)                  be used to open a new
                         account.

                         (Please see page 22 for      (Please see page 22 for
                         information on exchanges.)   information on exchanges.)
--------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 100 FOUNTAIN PARKWAY, P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

PAGE

Templeton Growth Fund, Inc.           21

INVESTOR SERVICES
[GRAPHIC OF MAN WEARING HEADSET]
-------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

--------------------------------------------------------------------------------
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
--------------------------------------------------------------------------------

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class* of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

         *Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

PAGE
                                       22

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

--------------------------------------------------------------------------------
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your

PAGE

Templeton Growth Fund, Inc.           23


shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page
27).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton Fund who do not qualify to buy the fund's Advisor Class also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

PAGE


                                      24

SELLING SHARES
-------------------------------------------------------------------------------
[GRAPHIC CERTIFICATE]

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

- you are selling more than $100,000 worth of shares

- you want your proceeds paid to someone who is not a registered owner

- you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

- you have changed the address on your account by phone within the last 15 days

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
--------------------------------------------------------------------------------

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 59 1/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

PAGE

Templeton Growth Fund, Inc.           25


SELLING SHARES

                          TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
[GRAPHIC TWO PEOPLE        Contact your investment representative
SHAKING HANDS]

THROUGH YOUR
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[GRAPHIC ENVELOPE]         Send written instructions and endorsed share
                           certificates (if you hold share certificates) to
BY MAIL                    Investor Services. Corporate, partnership or trust
                           accounts may need to send additional documents.

                           Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and address on
                           the account, or otherwise according to your written
                           instructions.
--------------------------------------------------------------------------------
[GRAPHIC PHONE]            As long as your transaction is for $100,000 or less,
                           you do not hold share certificates and you have not
BY PHONE                   changed your address by phone within the last 15
                           days, you can sell your shares by phone.
1-800/632-2301
                           A check will be mailed to the name(s) and address on
                           the account. Written instructions, with a signature
                           guarantee, are required to send the check to another
                           address or to make it payable to another person.
--------------------------------------------------------------------------------
[GRAPHIC ELECTRICITY]      You can call or write to have redemption proceeds of
                           $1,000 or more wired to a bank or escrow account. See
BY WIRE                    the policies above for selling shares by mail or
                           phone.

                           Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                           Requests received in proper form by 1:00 p.m. pacific
                           time will be wired the next business day.
--------------------------------------------------------------------------------
[GRAPHIC EXCHANGE          Obtain a current prospectus for the fund you are
ARROWS]                    considering.

BY EXCHANGE                Call Shareholder Services at the number below or our
                           automated TeleFACTS system, or send signed written
                           instructions. See the policies above for selling
TeleFACTS(R)               shares by mail or phone.
1-800/247-1753
(around-the-clock          If you hold share certificates, you will need to
access)                    return them to the fund before your exchange can be
                           processed.
--------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 100 FOUNTAIN PARKWAY, P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

PAGE

                                       26

ACCOUNT POLICIES
-------------------------------------------------------------------------------
[GRAPHIC PAGE]

CALCULATING SHARE PRICE The fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

--------------------------------------------------------------------------------
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
--------------------------------------------------------------------------------

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

PAGE

Templeton Growth Fund, Inc.           27


If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

- The fund may refuse any order to buy shares, including any purchase under the exchange privilege.

- At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.

- The fund may modify or discontinue the exchange privilege on 60 days' notice.

- You may only buy shares of a fund eligible for sale in your state or jurisdiction.

- In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

PAGE

                                      28


- For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check would be harmful to existing shareholders.

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                             CLASS A       CLASS B     CLASS C
--------------------------------------------------------------------------------
COMMISSION (%)                                   --          4.00        2.00
Investment under $50,000                       5.00            --          --
$50,000 but under $100,000                     3.75            --          --
$100,000 but under $250,000                    2.80            --          --
$250,000 but under $500,000                    2.00            --          --
$500,000 but under $1 million                  1.60            --          --
$1 million or more                       up to 1.00(1)         --          --
12b-1 FEE TO DEALER                            0.25          0.25(2)     1.00(3)

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans (1) and up to 0.25% on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs. For certain retirement plans that do not qualify to buy Class A shares at NAV but that qualify to buy Class A shares with a maximum initial sales charge of 4%, a dealer commission of 3.2% may be paid.

(1) During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

(2) Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

(3) Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

PAGE

Templeton Growth Fund, Inc.           29

QUESTIONS
-------------------------------------------------------------------------------
[GRAPHIC QUESTION MARK]

If you have any questions about the fund or your account, you can write to us at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                HOURS (PACIFIC TIME,
DEPARTMENT NAME           TELEPHONE NUMBER     MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services       1-800/ 632-2301     5:30 a.m. to 5:00 p.m.
Fund Information           1-800/ DIAL BEN     5:30 a.m. to 8:00 p.m.
                          (1-800/ 342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/ 527-2020     5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/ 524-4040     5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/ 321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/ 851-0637     5:30 a.m. to 5:00 p.m.

PAGE
                                       30



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                                       32



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Templeton Growth Fund, Inc.            35



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                                       36



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PAGE

FRANKLIN TEMPLETON LITERATURE REQUEST

Call 1-800/DIAL BEN(R) (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, sales charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH
AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund

TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

STATE-SPECIFIC TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)

* These funds are now closed to new accounts, with the exception of retirement plan accounts.

** Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

*** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

12/98

PAGE

FOR MORE INFORMATION

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-4892                                101 P 01/99



PAGE

                                                     PROSPECTUS


                                 TEMPLETON
                                 GROWTH
                                 FUND, INC.
                                 ADVISOR CLASS


INVESTMENT STRATEGY
GLOBAL GROWTH

January 1, 1999



                                             [FRANKLIN TEMPLETON LOGO]
                                              FRANKLIN(R) TEMPLETON(R)


LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                    CONTENTS


                                    THE FUND
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INFORMATION ABOUT THE         2      Goal and Strategies
FUND YOU SHOULD KNOW
BEFORE INVESTING              3      Main Risks

                              6      Performance

                              7      Fees and Expenses

                              8      Management

                             10      Distributions and Taxes

                             12      Financial Highlights


                                    YOUR ACCOUNT
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INFORMATION ABOUT             13      Qualified Investors
QUALIFIED INVESTORS,
ACCOUNT TRANSACTIONS          14      Buying Shares
AND SERVICES
                              15      Investor Services

                              17      Selling Shares

                              19      Account Policies


                              21      Questions

                                    FOR MORE INFORMATION
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WHERE TO LEARN MORE                Back Cover
ABOUT THE FUND


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                                       2


                                    THE FUND

GOAL AND STRATEGIES
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[GRAPHIC OF TARGET]

GOAL The fund's investment goal is long-term capital growth.


PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest primarily in the equity securities of companies located anywhere in the world, including emerging markets.

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The fund invests primarily in a globally diversified portfolio of common stocks.
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Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

The Templeton investment philosophy is "bottom-up", value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the manager believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest less in global stocks.



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Templeton Growth Fund, Inc.            3


MAIN RISKS
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[GRAPHIC LINE GRAPH]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

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Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
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FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in Depositary Receipts also involve some or all of the following risks.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.



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                                       4


COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

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Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
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EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.



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Templeton Growth Fund, Inc.            5

ILLIQUID SECURITIES The fund may invest up to 10% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page 9 for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).




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                                       6


PERFORMANCE
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[GRAPHIC OF BULL AND BEAR]


This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

                    ADVISOR CLASS ANNUAL TOTAL RETURNS(1, 2)

YEAR      TOTAL RETURNS
------------------------      -----------------
88         23.60%             Best Quarter:
89         22.56%             Q1 '91    14.81%
90         -9.06%
91         31.33%
92          4.21%             Worst Quarter:
93         32.70%             Q3 '90   -15.52%
94          0.82%             ------------------
95         19.83%
96         20.55%
97         16.42%



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                              1 Year      5 Years     10 Years
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Templeton Growth Fund - Advisor Class(2)      16.42%       17.61%      15.55%
MSCI World Index(3)                           16.23%       15.88%      11.14%

1. As of September 30, 1998, the fund's year-to-date return was -11.19%.

2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,500 securities in 23 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.



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Templeton Growth Fund, Inc.            7

FEES AND EXPENSES
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[GRAPHIC OF PERCENT SIGN]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended August 31, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    Advisor Class
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Maximum sales charge (Load) imposed on purchases       None
Exchange fee(1)                                        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                   Advisor Class
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Management fees                                       0.61%
Distribution and service (12b-1) fees                  None
Other expenses                                        0.22%
                                                      -----
Total annual fund operating expenses                  0.83%
                                                      =====



1. There is a $5 fee for each exchange by a market timer (see page 20).


EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year          3 Years           5 Years         10 Years
----------------------------------------------------------
  $85            $265              $460            $1,025



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                                       8


MANAGEMENT
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[GRAPHIC OF SUITCASE]



Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the fund's investment manager. Together, Global Advisors and its affiliates manage over $216 billion in assets.

The fund's lead portfolio manager is:

MARK G. HOLOWESKO CFA, PRESIDENT OF GLOBAL ADVISORS
Mr. Holowesko has been a manager of the fund since 1987. He joined the Franklin Templeton Group in 1985.

The following individuals have secondary portfolio management responsibilities:

JEFFREY A. EVERETT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Everett has been a manager of the fund since 1994. He joined the Franklin Templeton Group in 1989.

RICHARD SEAN FARRINGTON CFA, VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Farrington has been a manager of the fund since 1996. He joined the Franklin Templeton Group in 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended August 31, 1998, the fund paid 0.61% of its average daily net assets to the manager.




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Templeton Growth Fund, Inc.            9



YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.


The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.



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                                       10


DISTRIBUTIONS AND TAXES
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[GRAPHIC OF MONEY]



INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.


BACKUP WITHHOLDING
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By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
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Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



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Templeton Growth Fund, Inc.            11


When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.


Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences of your investment in the fund.




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                                       12


FINANCIAL HIGHLIGHTS
[GRAPHIC OF DOLLAR BILLS]
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This table presents the financial performance for Advisor Class since its inception. This information has been audited by McGladrey & Pullen, LLP.


ADVISOR CLASS                                                  YEAR ENDED AUGUST 31,
---------------------------------------------------------------------------------------
                                                             1998                1997(1)
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PER SHARE DATA ($)
Net asset value, beginning of year                          22.49                 19.37
                                                            -----                 -----
 Net investment income                                        .56                   .37
 Net realized and unrealized gains (losses)                 (2.78)                 2.75
                                                            -----                 -----
Total from investment operations                            (2.22)                 3.12
                                                            -----                 -----
 Distributions from net investment income                    (.59)                   --
 Distributions from net realized gains                      (2.88)                   --
                                                            -----                 -----
Total distributions                                         (3.47)                   --
                                                            -----                 -----
Net asset value, end of year                                16.80                 22.49
                                                            =====                 =====
Total return (%)(2)                                        (12.41)                16.11
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)                        36,301                29,531
Ratios to average net assets: (%)
 Expenses                                                     .83                   .83(3)
 Net investment income                                       2.81                  3.68(3)
Portfolio turnover rate (%)                                 48.23                 41.81

1. For the period January 2, 1997 (effective date) through August 31, 1997.
2. Total return is not annualized.
3. Annualized.



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Templeton Growth Fund, Inc.            13


                                  YOUR ACCOUNT

QUALIFIED INVESTORS
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[GRAPHIC OF PEN AND PAPER]


The following investors may qualify to buy Advisor Class shares of the fund.

- Qualified registered investment advisors or certified financial planners with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.


- Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

- Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.


- Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.


- Accounts managed by the Franklin Templeton Group. Minimum investments: No initial minimum and $50 additional.

- The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments: No initial minimum and $50 additional.




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                                       14

Buying Shares
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[GRAPHIC OF PEN AND WRITING PAPER]


ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
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                                                 OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
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[GRAPHIC OF HANDSHAKE]    THROUGH YOUR           Contact your investment                  Contact your investment
                          INVESTMENT             representative                           representative
                          REPRESENTATIVE


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[GRAPHIC OF LETTER]       BY MAIL                Make your check payable to               Make your check payable to
                                                 Templeton Growth Fund, Inc.              Templeton Growth Fund, Inc. Include
                                                                                          your account number on the check.
                                                 Mail the check and your signed
                                                 application to Investor Services.        Fill out the deposit slip from your
                                                                                          account statement. If you do not
                                                                                          have a slip, include a note with your
                                                                                          name, the fund name, and your
                                                                                          account number.


                                                                                          Mail the check and deposit slip or
                                                                                          note to Investor Services.


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[GRAPHIC OF WIRE]          BY WIRE               Call to receive a wire control           Call to receive a wire control number
                                                 number and wire instructions.            and wire instructions.
                           1-800/632-2301
                           (or 1-650/312-2000    Mail your signed application to          To make a same day wire
                           collect)              Investor Services. Please include the    investment, please call us by
                                                 wire control number or your new          1:00 p.m. pacific time and make
                                                 account number on the application.       sure your wire arrives by 3:00 p.m.

                                                 To make a same day wire
                                                 investment, please call us by
                                                 1:00 p.m. pacific time and make
                                                 sure your wire arrives by 3:00 p.m.



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[GRAPHIC OF ARROWS]        BY EXCHANGE           Call Shareholder Services at the         Call Shareholder Services at the
                                                 number below, or send signed             number below, or send signed
                                                 written instructions. (Please see        written instructions. (Please see
                                                 page 16 for information on               page 16 for information on
                                                 exchanges.)                              exchanges.)


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   FRANKLIN TEMPLETON INVESTOR SERVICES 100 FOUNTAIN PARKWAY, P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)


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Templeton Growth Fund, Inc.            15


INVESTOR SERVICES
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[GRAPHIC OF PERSON]



AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class of the fund or in Advisor Class or Class A shares of another Franklin Templeton Fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton Fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton Fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

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                                       16


As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.


EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page
20).

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.


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An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases.
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SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.



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Templeton Growth Fund, Inc.            17

SELLING SHARES
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[GRAPHIC OF CERTIFICATE]

You can sell your shares at any time.


SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:


-     you are selling more than $100,000 worth of shares

-     you want your proceeds paid to someone who is not a registered owner

- you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

- you have changed the address on your account by phone within the last 15 days

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A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
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We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

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                                       18

SELLING SHARES
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                                                      TO SELL SOME OR ALL OF YOUR SHARES
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[GRAPHIC OF HANDS SHAKING]        Through your        Contact your investment representative
                                  investment
                                  representative
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[GRAPHIC OF ENVELOPE]             BY MAIL             Send written instructions and endorsed share
                                                      certificates (if you hold share certificates) to
                                                      Investor Services. Corporate, partnership or trust
                                                      accounts may need to send additional documents.

                                                      Specify the fund, the account number and the dollar
                                                      value or number of shares you wish to sell. Be sure to
                                                      include all necessary signatures and any additional
                                                      documents, as well as signature guarantees if required.

                                                      A check will be mailed to the name(s) and address on the
                                                      account, or otherwise according to your written
                                                      instructions.
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[GRAPHIC OF TELEPHONE]            BY PHONE            As long as your transaction is for $100,000 or less, you
                                  1-800/632-2301      do not hold share certificates and you have not changed
                                                      your address by phone within the last 15 days, you can
                                                      sell your shares by phone.

                                                      A check will be mailed to the name(s) and address on the
                                                      account. Written instructions, with a signature
                                                      guarantee, are required to send the check to another
                                                      address or to make it payable to another person.
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[GRAPHIC OF WIRE]                 BY WIRE             You can call or write to have redemption proceeds of
                                                      $1,000 or more wired to a bank or escrow account. See
                                                      the policies above for selling shares by mail or phone.

                                                      Before requesting a wire, please make sure we have your
                                                      bank account information on file. If we do not have this
                                                      information, you will need to send written instructions
                                                      with your bank's name and address, your bank account
                                                      number, the ABA routing number, and a signature
                                                      guarantee.

                                                      Requests received in proper form by 1:00 p.m. pacific
                                                      time will be wired the next business day.
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[GRAPHIC OF ARROWS]               BY EXCHANGE         Obtain a current prospectus for the fund you are
                                                      considering.

                                                      Call Shareholder Services at the number below, or send
                                                      signed written instructions. See the policies above for
                                                      selling shares by mail or phone.

                                                      If you hold share certificates, you will need to return
                                                      them to the fund before your exchange can be processed.
------------------------------------------------------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 100 FOUNTAIN PARKWAY, P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)

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Templeton Growth Fund, Inc.            19

ACCOUNT POLICIES
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[GRAPHIC OF NOTE PAD]


CALCULATING SHARE PRICE The fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

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                                       20

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.


ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

- The fund may refuse any order to buy shares, including any purchase under the exchange privilege.

- At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.

- The fund may modify or discontinue the exchange privilege on 60 days' notice.

- You may only buy shares of a fund eligible for sale in your state or jurisdiction.

- In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

PAGE

Templeton Growth Fund, Inc.            21

- For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check would be harmful to existing shareholders.

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

QUESTIONS
------------------------------------------------------------------------------
[GRAPHIC OF QUESTION MARK]



If you have any questions about the fund or your account, you can write to us at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


                                                            HOURS (PACIFIC TIME,
       DEPARTMENT NAME              TELEPHONE NUMBER        MONDAY THROUGH FRIDAY)
       ---------------              ----------------        ----------------------
       Shareholder Services         1-800/ 632-2301         5:30 a.m. to 5:00 p.m.
       Fund Information             1-800/ DIAL BEN         5:30 a.m. to 8:00 p.m.
                                    (1-800/ 342-5236)       6:30 a.m. to 2:30 p.m. (Saturday)
       Retirement Plan Services     1-800/ 527-2020         5:30 a.m. to 5:00 p.m.
       Dealer Services              1-800/ 524-4040         5:30 a.m. to 5:00 p.m.
       Institutional Services       1-800/ 321-8563         6:00 a.m. to 5:00 p.m.
       TDD (hearing impaired)       1-800/ 851-0637         5:30 a.m. to 5:00 p.m.

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FRANKLIN TEMPLETON LITERATURE REQUEST

Call 1-800/DIAL BEN(R) (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, sales charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund

TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

STATE-SPECIFIC TAX-FREE INCOME

Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

12/98

PAGE

FOR MORE INFORMATION

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.




Investment Company Act file #811-4892                               101 PA 01/99







PAGE


                                     PART B
                          TEMPLETON GROWTH FUND, INC.
                                 CLASS A, B & C
                      STATEMENT OF ADDITIONAL INFORMATION


PAGE

TEMPLETON GROWTH
FUND, INC. -
CLASS A, B & C

STATEMENT OF
ADDITIONAL INFORMATION                                                    [LOGO]
                                                        FRANKLIN(R) TEMPLETON(R)
JANUARY 1, 1999                             100 FOUNTAIN PARKWAY, P.O. BOX 33030
             ST. PETERSBURG, FL 33733-8030 1-800/DIAL BEN /registered trademark/

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated January 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.


The audited financial statements and auditor's report in the fund's Annual Report to Shareholders, for the fiscal year ended August 31, 1998, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goal and Strategies..........................................    2

Risks........................................................    6

Officers and Directors........................................   10

Management and Other Services.................................   15

Portfolio Transactions........................................   16

Distributions and Taxes.......................................   17

Organization, Voting Rights and
 Principal Holders............................................   19

Buying and Selling Shares.....................................   20

Pricing Shares................................................   27

The Underwriter...............................................   27

Performance...................................................   30

Miscellaneous Information.....................................   32

Description of Bond Ratings...................................   32


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

/bullet/ ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
         THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

/bullet/ ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
         BANK;

/bullet/ ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
         PRINCIPAL.

                                        1

                                                                   101 SAI 01/99

PAGE
GOAL AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.


The fund tries to achieve its goal by investing in the equity and debt securities of companies and governments located anywhere in the world, including emerging markets.

The fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. It may invest up to 5% of its total assets in securities issued by any one company or foreign government. It may invest any amount of its assets in U.S. government securities. It may invest in any industry, although it will not concentrate (invest more than 25% of its total assets) in any one industry. It may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in securities with a limited trading market.

The fund's principal investments are in equity securities, including common and preferred stocks. It also invests in American, European and Global Depositary Receipts. Depending upon current market conditions, it generally invests up to 25% of its assets in rated and unrated debt securities.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks that are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.


The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in the fund's net asset value.


Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The fund may buy debt securities that are rated Caa by Moody's Investors Service, Inc. (Moody's) or CCC by Standard & Poor's Corporation (S&P) or better; or unrated debt that it determines to be of comparable quality. As an operating policy, the fund will not invest more than 5% of its total assets in non-investment grade securities (rated lower than Baa by Moody's or BBB by S&P).


STRUCTURED INVESTMENTS Included among the issuers of debt securities in which the fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms, which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different

                                        2
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investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (1940 Act). As a result, the fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the fund's restrictions on investments in illiquid securities.

DEPOSITARY RECEIPTS are certificates that give their holders the right to receive securities (i) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (ii) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

REPURCHASE AGREEMENTS The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian, securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's board of directors, i.e., banks or broker-dealers that have been determined by the manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES The fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.


STOCK INDEX FUTURES CONTRACTS Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. Although the fund has the authority to invest up to 20% of its total assets buying and selling stock index futures contracts traded on a recognized stock exchange or board of trade, it does not currently intend to enter into such transactions.


A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the S&P 500 Stock Index (S&P 500 Index) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were

                                        3
PAGE


$150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to BUY 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to SELL 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will lose $2,000 (500 units x loss of $4).

SECURITIES INDEX OPTIONS Although the fund has the authority to buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities or quoted on NASDAQ, it does not currently intend to enter into such transactions. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund may only buy options if the total premiums it paid for such options are 5% or less of its total assets.


Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.


At the time the fund buys a stock index futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the fund's custodian. When selling a stock index futures contract, the fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the fund to buy the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).


The fund may write call options and put options only if they are "covered." A call option on an index is covered if the fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the fund in cash or cash equivalents in a segregated account with its custodian. A put option on an index is covered if the fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the fund in cash or cash equivalents in a segregated account with its custodian.

If an option written by the fund expires, the fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the fund expires unexercised, the fund will realize a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the fund desires.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in: (i) U.S. government securities; (ii) bank time deposits denominated in the currency of any major nation; (iii) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; and (iv) repurchase agreements with banks and broker-dealers.


FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS The fund has adopted the following investment policies and restrictions as fundamental policies. This

                                        4
PAGE

means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under "Goal and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Goal and Strategies-Temporary Investments", and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest. The fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities. The fund may not invest more than 10% of its assets in securities with a limited trading market.

In addition, the fund may not:

 1. Invest in real estate or mortgages on real estate (although the fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts; invest in other open-end investment companies or, as an operating policy approved by the board of directors, invest in closed-end investment companies.

 2. Purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.


 3. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

 4. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

 5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the fund may buy U.S. government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.


 6. Borrow money for any purpose other than redeeming its shares or purchasing its shares for cancellation, and then only as a temporary measure to an amount not exceeding 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets other than to secure such temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets as the board of directors may by resolution approve. (For the purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.)


 7. Invest more than 5% of the value of the fund's total assets in securities of issuers which have been in continuous operation less than three years.

 8. Invest more than 5% of the fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

                                        5
PAGE


9. Invest in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at the current market price.

10. Invest more than 25% of the fund's total assets in a single industry.

11. Invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

12. Participate on a joint or a joint and several basis in any trading account in securities. (See "Portfolio Transactions" as to transactions in the same securities for the fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)

The fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


None of the fund's investment policies or restrictions (except restrictions 9 and 10) shall be deemed to prohibit the fund from buying securities pursuant to subscription rights distributed to the fund by any issuer of securities held at the time in its portfolio, as long as such purchase is not contrary to the fund's status as a diversified investment company under the 1940 Act.


RISKS
--------------------------------------------------------------------------------

FOREIGN SECURITIES The fund has an unlimited right to buy securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to buy such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although the fund may invest up to 15% of its total assets in unlisted foreign securities, including up to 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market generally do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S.

EMERGING MARKETS. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.


In addition, many countries in which the fund may invest have experienced substantial, and in some

                                        6
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periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.


Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to fund shareholders.

RUSSIAN SECURITIES. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. These risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following:
(i) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (ii) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (iii) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (iv) currency exchange rate volatility and the lack of available currency hedging instruments; (v) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (vi) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the fund's ability to exchange local currencies for U.S. dollars; (vii) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed before the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (viii) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (ix) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (x) the financial condition of Russian companies, including large amounts of inter-company debt that may create a payments crisis on a national scale; (xi) dependency on exports and the corresponding importance of international trade; (xii) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (xiii) possible difficulty in identifying a buyer of securities held by the fund due to the underdeveloped nature of the securities markets; (xiv) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia; (xv) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (xvi) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.


There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not

                                        7
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necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the fund to lose its registration through fraud, negligence or even mere oversight. While the fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can buy and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the fund from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by the fund if a potential buyer is deemed unsuitable, which may expose the fund to potential loss on the investment.


CURRENCY The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.


The fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Through the fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the fund's investments.


The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.


Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.


INTEREST RATE To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times

                                        8
PAGE

of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the fund's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.


LOW RATED SECURITIES Bonds rated Caa by Moody's are of poor standing. These securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The fund may invest up to 10% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

The markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the fund may incur additional expenses to seek recovery.

The fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, the fund must distribute substantially all of its income to shareholders. Thus, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.


DERIVATIVE SECURITIES are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Stock index futures contracts and options on securities indices are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon the manger's ability to predict pertinent market movements.


Some of the risks involved in stock index futures transactions relate to the fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The fund intends to buy or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock

                                        9
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index on the other. Successful use of stock index futures by the fund for hedging purposes also depends upon the manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the fund, it would not be able to close out the option. If restrictions on exercise were imposed, the fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the fund is covered by an option on the same index purchased by the fund, movements in the index may result in a loss to the fund; however, such losses may be mitigated by changes in the value of the fund's securities during the period the option was outstanding.

OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------
The fund has a board of directors. The board is responsible for the overall management of the fund, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the fund who are responsible for administering the fund's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.



                                            POSITION(S) HELD
 NAME, AGE AND ADDRESS                      WITH THE FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  Harris J. Ashton (66)                     Director             Director, RBC Holdings, Inc. (bank holding company)
  191 Clapboard Ridge Road                                       and Bar-S Foods (meat packing company); director
  Greenwich, CT 06830                                            or trustee, as the case may be, of 49 of the investment
                                                                 companies in the Franklin Templeton Group of Funds; and
                                                                 FORMERLY, President, Chief Executive Officer and Chairman
                                                                 of the Board, General Host Corporation (nursery and craft
                                                                 centers.)
-----------------------------------------------------------------------------------------------------------------------------------
* Nicholas F. Brady (68)                   Director              Chairman, Templeton Emerging Markets Investment Trust
  The Bullitt House                                              PLC, Templeton Latin America Investment Trust PLC,
  102 East Dover Street                                          Darby Overseas Investments, Ltd. and Darby Emerging
  Easton, MD 21601                                               Markets Investments LDC (investment firms) (1994-present);
                                                                 Director, Templeton Global Strategy Funds, Amerada Hess
                                                                 Corporation (exploration and refining of natural gas),
                                                                 Christiana Companies, Inc. (operating and investment
                                                                 companies), and H.J. Heinz Company (processed foods and
                                                                 allied products); director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Secretary of the United States
                                                                 Department of the Treasury (1988-1993) and Chairman of the
                                                                 Board, Dillon, Read & Co., Inc. (investment banking) prior to
                                                                 1988.
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                                       10

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                                          POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  S. Joseph Fortunato (66)                Director               Member of the law firm of Pitney, Hardin, Kipp & Szuch;
  Park Avenue at Morris County                                   director or trustee, as the case may be, of 51 of
  P.O. Box 1945                                                  the investment companies in the Franklin Templeton Group
  Morristown, NJ 07962-1945                                      of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  John Wm. Galbraith (77)                 Director               President, Galbraith Properties, Inc. (personal investment
  360 Central Avenue                                             company); Director Emeritus, Gulf West Banks, Inc. (bank holding
  Suite 1300                                                     company) (1995-present); director or trustee, as the case may be,
  St. Petersburg, FL 33701                                       of 20 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Director, Mercantile Bank
                                                                 (1991-1995), Vice Chairman, Templeton, Galbraith & Hansberger Ltd.
                                                                 (1986-1992), and Chairman, Templeton Funds Management, Inc.
                                                                 (1974-1991).
-----------------------------------------------------------------------------------------------------------------------------------
  Andrew H. Hines, Jr. (75)               Director               Consultant for the Triangle Consulting Group;
  150 2nd Avenue N.                                              Executive-in-Residence of Eckerd College (1991-present); director
  St. Petersburg, FL 33701                                       or trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY,
                                                                 Chairman and Director, Precise Power Corporation (1990-1997),
                                                                 Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and
                                                                 Chairman of the Board and Chief Executive Officer, Florida
                                                                 Progress Corporation (holding company in the energy area)
                                                                 (1982-1990) and director of various of its subsidiaries.
-----------------------------------------------------------------------------------------------------------------------------------
* Charles B. Johnson (65)                 Director and Vice      President, Chief Executive Officer and Director, Franklin
  777 Mariners Island Blvd.               President              Resources, Inc.; Chairman of the Board and Director, Franklin
  San Mateo, CA 94404                                            Advisers, Inc., Franklin Advisory Services, Inc., Franklin
                                                                 Investment Advisory Services, Inc. and Franklin Templeton
                                                                 Distributors, Inc.; Director, Franklin/Templeton Investor
                                                                 Services, Inc. and Franklin Templeton Services Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  Betty P. Krahmer (69)                   Director               Director or trustee of various civic associations; director or
  2201 Kentmere Parkway                                          trustee, as the case may be, of 21 of the investment companies in
  Wilmington, DE 19806                                           the Franklin Templeton Group of Funds; and FORMERLY, Economic
                                                                 Analyst, U.S. Government.
-----------------------------------------------------------------------------------------------------------------------------------
  Gordon S. Macklin (70)                  Director               Director, Fund American Enterprises Holdings, Inc., Martek
  8212 Burning Tree Road                                         Biosciences Corporation, MCI WorldCom (information services),
  Bethesda, MD 20817                                             MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the
                                                                 Franklin Templeton Group of Funds; and FORMERLY, Chairman, White
                                                                 River Corporation (financial services) and Hambrecht and Quist
                                                                 Group (investment banking), and President, National Association of
                                                                 Securities Dealers, Inc.
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                                       11

PAGE

                                            POSITION(S) HELD
 NAME, AGE AND ADDRESS                      WITH THE FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  Fred R. Millsaps (69)                   Director               Manager of personal investments (1978-present); director of
  2665 NE 37th Drive                                             various business and nonprofit organizations; director or
  Fort Lauderdale, FL 33308                                      trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman
                                                                 and Chief Executive Officer, Landmark Banking Corporation
                                                                 (1969-1978), Financial Vice President, Florida Power and Light
                                                                 (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
                                                                 (1958-1965).
-----------------------------------------------------------------------------------------------------------------------------------
  Mark G. Holowesko (38)                 President               President, Templeton Global Advisors Limited; Chief Investment
  Lyford Cay                                                     Officer, Global Equity Group; Executive Vice President and
  Nassau, Bahamas                                                Director, Templeton Worldwide, Inc.; officer of 21 of the
                                                                 investment companies in the Franklin Templeton Group of Funds; and
                                                                 FORMERLY, Investment Administrator, RoyWest Trust Corporation
                                                                 (Bahamas) Limited (1984-1985).
-----------------------------------------------------------------------------------------------------------------------------------
  Rupert H. Johnson, Jr. (58)            Vice President          Executive Vice President and Director, Franklin Resources, Inc.
  777 Mariners Island Blvd.                                      and Franklin Templeton Distributors, Inc.; President and Director,
  San Mateo, CA 94404                                            Franklin Advisers, Inc; Senior Vice President and Director,
                                                                 Franklin Advisory Services, Inc. and Franklin Investment Advisory
                                                                 Services, Inc.; Director, Franklin/Templeton Investor Services,
                                                                 Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  Harmon E. Burns (53)                   Vice President          Executive Vice President and Director, Franklin Resources, Inc.,
  777 Mariners Island Blvd.                                      Franklin Templeton Distributors, Inc. and Franklin Templeton
  San Mateo, CA 94404                                            Services, Inc.; Executive Vice President, Franklin Advisers, Inc.;
                                                                 Director, Franklin/Templeton Investor Services, Inc; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  Charles E. Johnson (42)                 Vice President         Senior Vice President and Director, Franklin Resources, Inc.;
  500 East Broward Blvd.                                         Senior Vice President, Franklin Templeton Distributors, Inc.;
  Fort Lauderdale, FL                                            President and Director, Templeton Worldwide, Inc.; Chairman and
  33394-3091                                                     Director, Templeton Investment Counsel, Inc.; Vice
                                                                 President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and
                                                                 officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of
                                                                 Funds.
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                                       12

PAGE
                                            POSITION(S) HELD
 NAME, AGE AND ADDRESS                      WITH THE FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
  Deborah R. Gatzek (50)                  Vice President         Senior Vice President and General Counsel, Franklin Resources,
  777 Mariners Island Blvd.                                      Inc.; Senior Vice President, Franklin Templeton Services, Inc. and
  San Mateo, CA 94404                                            Franklin Templeton Distributors, Inc.; Executive Vice President,
                                                                 Franklin Advisers, Inc.; Vice President, Franklin Advisory
                                                                 Services, Inc.; Vice President, Chief Legal Officer and Chief
                                                                 Operating Officer, Franklin Investment Advisory Services,
                                                                 Inc.; and officer of 53 of the investment companies in the
                                                                 Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  Martin L. Flanagan (38)                 Vice President         Senior Vice President and Chief Financial Officer, Franklin
  777 Mariners Island Blvd.                                      Resources, Inc.; Executive Vice President and Director, Templeton
  San Mateo, CA 94404                                            Worldwide, Inc.; Executive Vice President, Chief Operating Officer
                                                                 and Director, Templeton Investment Counsel, Inc.; Executive Vice
                                                                 President and Chief Financial Officer, Franklin Advisers, Inc.;
                                                                 Chief Financial Officer, Franklin Advisory Services, Inc. and
                                                                 Franklin Investment Advisory Services, Inc.; President and
                                                                 Director, Franklin Templeton Services, Inc.; Senior Vice President
                                                                 and Chief Financial Officer, Franklin/Templeton Investor Services,
                                                                 Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  John R. Kay (58)                       Vice President          Vice President and Treasurer, Templeton Worldwide, Inc.; Assistant
  500 East Broward Blvd.                                         Vice President, Franklin Templeton Distributors, Inc.; officer
  Fort Lauderdale, FL                                            of 25 of the investment companies in the Franklin Templeton
  33394-3091                                                     Group of Funds; and FORMERLY, Vice President and Controller,
                                                                 Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
  Elizabeth M. Knoblock (43)            Vice President-          General Counsel, Secretary and Senior Vice President, Templeton
  500 East Broward Blvd.                Compliance               Investment Counsel, Inc.; Senior Vice President, Templeton Global
  Fort Lauderdale, FL                                            Investors, Inc.; officer of 21 of the investment companies in the
  33394-3091                                                     Franklin Templeton Group of Funds; and FORMERLY, Vice President
                                                                 and Associate General Counsel, Kidder Peabody & Co. (1989-1990),
                                                                 Assistant General Counsel, Gruntal & Co., Inc. (1988), Vice
                                                                 President and Associate General Counsel, Shearson Lehman Hutton
                                                                 Inc. (1988), Vice President and Assistant General Counsel, E.F.
                                                                 Hutton & Co. Inc. (1986-1988), and Special Counsel of the Division
                                                                 of Investment Management, U.S. Securities and Exchange Commission
                                                                 (1984-1986).
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                                       13

PAGE

                                        POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  James R. Baio (44)                    Treasurer                Certified Public Accountant; Treasurer, Franklin Mutual Advisers,
  500 East Broward Blvd.                                         Inc.; Senior Vice President, Templeton Worldwide, Inc., Templeton
  Fort Lauderdale, FL                                            Global Investors, Inc. and Templeton Funds Trust Company; officer
  33394-3091                                                     of 22 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Senior Tax Manager, Ernst & Young
                                                                 (certified public accountants) (1977-1989).
-----------------------------------------------------------------------------------------------------------------------------------
  Barbara J. Green (51)                Secretary                 Senior Vice President, Templeton Worldwide, Inc. and Templeton
  500 East Broward Blvd.                                         Global Investors, Inc.; officer of 21 of the investment companies
  Fort Lauderdale, FL                                            in the Franklin Templeton Group of Funds; and FORMERLY, Deputy
  33394-3091                                                     Director of the Division of Investment Management, Executive
                                                                 Assistant and Senior Advisor to the Chairman, Counselor to the
                                                                 Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
                                                                 Exchange Commission (1986-1995), Attorney, Rogers & Wells, and
                                                                 Judicial Clerk, U.S. District Court (District of Massachusetts).
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* This board member is considered an "interested person" under federal securities laws. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The fund pays noninterested board members and Mr. Brady an annual retainer of $12,000 and a fee of $900 per board meeting attended. Board members who serve on the audit committee of the fund and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the fund. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The following table provides the total fees paid to noninterested board members and Mr. Brady by the fund and by the Franklin Templeton Group of Funds.


                                                                         NUMBER OF BOARDS
                                                     TOTAL FEES          IN THE FRANKLIN
                                 TOTAL FEES       RECEIVED FROM THE      TEMPLETON GROUP
                               RECEIVED FROM     FRANKLIN TEMPLETON     OF FUNDS ON WHICH
NAME                             THE FUND(1)       GROUP OF FUNDS(2)       EACH SERVES(3)
------------------------------ ---------------   --------------------   ------------------
Harris J. Ashton .............   $18,825             $361,157                    49
Nicholas F. Brady ............    18,825              140,975                    21
S. Joseph Fortunato ..........    18,825              367,835                    51
John Wm. Galbraith ...........    18,487              134,425                    20
Andrew H. Hines, Jr. .........    19,437              208,075                    22
Betty P. Krahmer .............    18,825              141,075                    21
Gordon S. Macklin ............    18,825              361,157                    49
Fred R. Millsaps .............    19,437              210,075                    22

1. For the fiscal year ended August 31, 1998. During the period from September 1, 1997, through February 27, 1998, an annual retainer of $12,500 and fees at the rate of $950 per board meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.


                                       14
PAGE

Noninterested board members and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The fund's manager is Templeton Global Advisors Limited. The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance. The manager renders its services to the fund from outside the U.S.


The Templeton organization has been investing globally since 1940. The manager and its affiliates have offices in Argentina, Australia, Bahamas, Bermuda, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, United Kingdom and the U.S.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of:


/bullet/ 0.75% of the value of average daily net assets up to and including $200 million;

                                       15
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/bullet/ 0.675% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and

/bullet/ 0.60% of the value of average daily net assets over $1.3 billion.


The fee is computed monthly, based on the fund's average daily net assets during the month preceding each payment, according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended August 31, the fund paid the following management fees:

                                                                   MANAGEMENT
                                                                   FEES PAID ($)
-------------------------------------------------------------------------------
1998 ............................................................   86,332,815
1997 ............................................................   65,767,491
1996 ............................................................   48,379,594

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the fund to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of:

/bullet/ 0.15% of the fund's average daily net assets up to $200 million;

/bullet/ 0.135% of average daily net assets over $200 million up to $700 million;

/bullet/ 0.10% of average daily net assets over $700 million up to $1.2 billion;
         and

/bullet/ 0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended August 31, the fund paid the following administration fees:


                                                                 ADMINISTRATION
                                                                 FEES PAID ($)
-------------------------------------------------------------------------------
1998 ............................................................... 11,225,977
1997 ................................................................ 8,655,311
1996 ................................................................ 6,481,909

For the periods prior to October 1, 1996, Templeton Global Investors, Inc. provided administrative services to the fund.


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

For its services, Investor Services receives a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.


CUSTODIAN The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.


AUDITOR McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the fund's Annual Report to Shareholders and reviews the fund's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal

                                       16
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market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.


During the last three fiscal years ended August 31, the fund paid the following brokerage commissions:


                                                                 BROKERAGE
                                                                 COMMISSIONS ($)
--------------------------------------------------------------------------------
1998 ........................................................... 26,366,655
1997 ........................................................... 15,953,126
1996 ............................................................ 7,918,000


As of August 31, 1998, the fund owned securities issued by Merrill Lynch & Co. valued in the aggregate at $104,299,800. Except as noted, the fund did not own any securities issued by its regular broker-dealers as of the end of the fiscal year.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees of each class. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.


DISTRIBUTIONS OF CAPITAL GAINS The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as


                                       17


PAGE


long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.


EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.


The fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement you receive from the fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.


All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.


DEFERRAL OF BASIS If you redeem some or all of your shares in the fund, and then reinvest the sales proceeds in the fund or in another Franklin Templeton Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares of the fund. In doing so, all or a portion of the sales charge that you

                                       18
PAGE


paid for your original shares in the fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.


U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS If you are a corporate shareholder, you should note that 12.44% of the dividends paid by the fund for the most recent fiscal year qualified for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

INVESTMENT IN COMPLEX SECURITIES The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses, and, in limited cases, subject the fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

The fund is a diversified, open-end management investment company, commonly called a mutual fund. The fund was organized as a Maryland corporation on November 10, 1986, from its predecessor entity, which commenced operations on November 29, 1954, and is registered with the SEC.

The fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. The fund may offer additional classes of shares in the future. The full title of each class is:

/bullet/ Templeton Growth Fund, Inc. - Class A

/bullet/ Templeton Growth Fund, Inc. - Class B

/bullet/ Templeton Growth Fund, Inc. - Class C

/bullet/ Templeton Growth Fund, Inc. - Advisor Class

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.

The fund has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.


The fund does not intend to hold annual shareholder meetings. The fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by

                                       19
PAGE

shareholders holding at least 10% of the outstanding shares. In certain circumstances, the fund is required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of December 14, 1998, the principal shareholders of the fund, beneficial or of record were:

NAME AND ADDRESS           SHARE CLASS     PERCENTAGE (%)
-------------------------- -------------   ------------------
Jupiter & Co.
c/o Investor Bank &
 Trust Co.
P.O. Box 9130 FPG 90
Boston, MA 02117-9130.....   Advisor       10.95

Franklin Templeton
 Trust Company/1/
Trustee for ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova,
 CA 95741-2438 ...........   Advisor       34.62

Franklin Templeton
 Trust Company/1/
Trustee for ValuSelect
Franklin Resources Profit
 Sharing Plans
P.O. Box 2438
Rancho Cordova,
 CA 95741-2438 ...........   Advisor       13.59

1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of December 14, 1998, the officers and board members, as a group, owned of record and beneficially 2.70% of the fund's Advisor Class shares and less than 1% of the outstanding shares of the fund's other classes. The board members may own shares in other funds in the Franklin Templeton Group of Funds.


BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.


For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have his legal and investment advisors determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INITIAL SALES CHARGES The maximum initial sales charge is 5.75% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases. The Franklin Templeton Funds include the U.S. registered mutual funds in the Franklin Group of Funds /R/ and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc. and Templeton Variable Products Series Fund.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase

                                       20
PAGE

with the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

/bullet/ You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

/bullet/ You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

/bullet/ Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

/bullet/ Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with the fund before a change in the fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Franklin Templeton Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole.

                                       21
PAGE

The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

/bullet/ Was formed at least six months ago,

/bullet/ Has a purpose other than buying fund shares at a discount,

/bullet/ Has more than 10 members,

/bullet/ Can arrange for meetings between our representatives and group members,

/bullet/ Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

/bullet/ Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

/bullet/ Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group does not include a 403(b) plan that only allows salary deferral contributions, although any such plan that purchased the fund's Class A shares at a reduced sales charge under the group purchase privilege before February 1, 1998, may continue to do so.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

/bullet/ Dividend and capital gain distributions from any Franklin Templeton
         Fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in the fund's Class A shares. This waiver category also applies to Class B and C shares.

/bullet/ Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

/bullet/ Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

/bullet/ Redemption proceeds from a repurchase of shares of Franklin Floating
         Rate Trust, if the shares were continuously held for at least 12 months.

         If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

/bullet/ Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

         If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of fund shares and the CDSC holding period will begin again. We will, however, credit your fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

         If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.


/bullet/ Distributions from an existing retirement plan invested in the Franklin
         Templeton Funds.


WAIVERS FOR CERTAIN INVESTORS. Class A shares may also be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

/bullet/ Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

/bullet/ Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy fund shares

                                       22
PAGE

         without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

/bullet/ Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

/bullet/ Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

/bullet/ Registered securities dealers and their affiliates, for their investment accounts only

/bullet/ Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

/bullet/ Officers, trustees, directors and full-time employees of the Franklin
         Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

/bullet/ Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

/bullet/ Accounts managed by the Franklin Templeton Group

/bullet/ Certain unit investment trusts and their holders reinvesting distributions from the trusts

/bullet/ Group annuity separate accounts offered to retirement plans

/bullet/ Chilean retirement plans that meet the requirements described under "Retirement Plans" below

/bullet/ German insurance companies that publicly offer variable annuities or unit linked life policies in Germany and that have entered into an agreement with Templeton Global Strategic Services (Deutschland) GmbH


RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without an initial sales charge. Retirement plans that are not qualified retirement plans (employer sponsored pension or profit-sharing plans that qualify under section 401 of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans), SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue Code) must also meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the fund, to add together certain small qualified retirement plan accounts for the purpose of meeting these requirements.


For retirement plan accounts opened on or after May 1, 1997, a CDSC may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds.

Any retirement plan that does not meet the requirements to buy Class A shares without an initial sales charge and that was a shareholder of the fund on or before February 1, 1995, may buy shares of the fund subject to a maximum initial sales charge of 4% of the offering price, 3.2% of which will be retained by securities dealers.

SALES IN TAIWAN. Under agreements with certain banks in Taiwan, Republic of China, the fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

The fund's Class A shares may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class A shares may be offered with the following schedule of sales charges:






                                                                       SALES
SIZE OF PURCHASE - U.S. DOLLARS                                      CHARGE (%)
-------------------------------------------------------------------------------
Under $30,000 ......................................................... 3.0
$30,000 but less than $50,000 ......................................... 2.5
$50,000 but less than $100,000 ........................................ 2.0
$100,000 but less than $200,000 ....................................... 1.5
$200,000 but less than $400,000 ....................................... 1.0
$400,000 or more .......................................................  0

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the fund's prospectus.

                                       23
PAGE

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without an initial sales charge may also be subject to a CDSC if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES                             THIS % IS DEDUCTED
WITHIN THIS MANY YEARS AFTER                                FROM YOUR PROCEEDS
BUYING THEM                                                 AS A CDSC
------------------------------------------------------------------------------
1 Year .................................................          4
2 Years ................................................          4
3 Years ................................................          3
4 Years ................................................          3
5 Years ................................................          2
6 Years ................................................          1
7 Years ................................................          0

CDSC WAIVERS. The CDSC for any share class will generally be waived for:

/bullet/ Account fees

/bullet/ Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the securities dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the securities dealer of record has entered into a supplemental agreement with Distributors

                                       24
PAGE

/bullet/ Redemptions by the fund when an account falls below the minimum required account size

/bullet/ Redemptions following the death of the shareholder or beneficial owner

/bullet/ Redemptions through a systematic withdrawal plan set up before February
         1, 1995


/bullet/ Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan.

/bullet/ Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect /R/ not applicable to Class B)

/bullet/ Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only
         IRAs)

/bullet/ Returns of excess contributions (and earnings, if applicable) from retirement plan accounts


/bullet/ Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)


EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.


If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

                                       25
PAGE


REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent

                                       26
PAGE

jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.


The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.


Trading in securities on European, Far Eastern and some other securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the fund's NAV is not calculated. Thus, the calculation of the fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares throughout the world, except in Europe, Hong Kong and other parts of Asia. Templeton Global Strategic Services (DEUTSCHLAND) GMbH (Templeton Strategic Services) acts as the principal underwriter in Europe, and Templeton Franklin Investment Services
(Asia) Limited (Templeton Investment Services) acts as the principal underwriter in Hong Kong and other parts

                                       27
PAGE

of Asia. The terms of the underwriting agreements between the fund and each of the foreign underwriters are substantially similar to those of the agreement with Distributors. In addition to the compensation listed in the following tables, each of the underwriters may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the fund's shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended August 31:

                                                 AMOUNT RECEIVED
             TOTAL             AMOUNT             IN CONNECTION
          COMMISSIONS        RETAINED BY         WITH REDEMPTIONS
           RECEIVED ($)     DISTRIBUTORS ($)     AND REPURCHASES ($)
         --------------   ------------------   --------------------
1998      40,309,300          4,661,855              474,453
1997      40,795,777          6,509,259              178,223
1996      37,616,480          5,546,704               52,196

Except as noted, Distributors received no other compensation from the fund for acting as underwriter.


TEMPLETON STRATEGIC SERVICES is located at Taunusanlage 11, D-60329, Frankfurt, Germany. The table below shows the aggregate underwriting commissions Templeton Strategic Services received in connection with the offering of the fund's shares, the net underwriting discounts and commissions Templeton Strategic Services retained after allowances to dealers, and the amounts Templeton Strategic Services received in connection with redemptions or repurchases of shares for the last three fiscal years ended August 31:

                             AMOUNT
                           RETAINED BY       AMOUNT RECEIVED
             TOTAL          TEMPLETON         IN CONNECTION
          COMMISSIONS       STRATEGIC        WITH REDEMPTIONS
           RECEIVED ($)    SERVICES ($)     AND REPURCHASES ($)
         --------------   --------------   --------------------
1998     42,148,728       7,711,253                 0
1997     22,502,343       4,522,039                 0
1996     8,433,252        1,735,895                 0


Except as noted, Templeton Strategic Services received no other compensation from the fund for acting as underwriter.

TEMPLETON INVESTMENT SERVICES is located at 2701 Shui On Centre, Hong Kong. The table below shows the aggregate underwriting commissions Templeton Investment Services received in connection with the offering of the fund's shares, the net underwriting discounts and commissions Templeton Investment Services retained after allowances to dealers, and the amounts Templeton Investment Services received in connection with redemptions or repurchases of shares for the last three fiscal years ended August 31:


                             AMOUNT
                           RETAINED BY       AMOUNT RECEIVED
             TOTAL          TEMPLETON         IN CONNECTION
          COMMISSIONS      INVESTMENT        WITH REDEMPTIONS
           RECEIVED ($)    SERVICES ($)     AND REPURCHASES ($)
         --------------   --------------   --------------------
1998       17,152           3,163                     0
1997        5,178             945                     0
1996       10,262           1,965                     0


Except as noted, Templeton Investment Services received no other compensation from the fund for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES Each class has a separate distribution or "Rule 12b-1" plan. Under each plan, the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.


The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.


THE CLASS A PLAN. Payments by the fund under the Class A plan may not exceed 0.25% per year of Class A's average daily net assets, payable quarterly. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed because they exceeded the applicable limit under the plan. As of August 31, 1998, there were no unreimbursed expenses under the Class A plan.

THE CLASS B AND C PLANS. Under the Class B and C plans, the fund pays Distributors up to 0.75% per year of the class's average daily net assets, payable


                                       28
PAGE

quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.25% per year of the class's average daily net assets, payable quarterly. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to each of the Class B and C plans are also used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.


THE CLASS A, B AND C PLANS. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

For the fiscal year ended August 31, 1998, the amounts paid by the fund pursuant to the plans were:

                                       29
PAGE


                          CLASS A ($)     CLASS C ($)
                          -------------   ------------
Advertising .............  1,666,237        219,655
Printing and mailing
 prospectuses other
 than to current
 shareholders ...........  1,207,083        186,665
Payments to
 underwriters ...........  1,109,257      2,168,025
Payments to
 broker-dealers ......... 28,572,015      6,915,798
Other ...................         --             --
                          ----------      ---------
Total ................... 32,554,592      9,490,143
                          ==========      =========


PERFORMANCE
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every nonstandardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the fund. The average annual total returns for the indicated periods ended August 31, 1998, were:

                    1 YEAR         5 YEARS       10 YEARS
                    ----------     ---------     ----------
Class A .........    -17.63%       8.55%         11.49%


                                     SINCE
                                   INCEPTION
                    1 YEAR         (5/1/95)
                    ----------     ---------
Class C .........    -15.03%          8.16%


These figures were calculated according to the SEC formula:

P(1+T)/n/ = ERV

where:
P    = a hypothetical initial payment of $1,000
T    = average annual total return
n    = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended August 31, 1998, were:

                    1 YEAR         5 YEARS       10 YEARS
                   ----------     ---------     ----------
Class A .........    -17.63%       50.71%        196.64%


                                     SINCE
                                   INCEPTION
                    1 YEAR         (5/1/95)
                    ----------     ---------
Class C .........    -15.03%         30.04%


VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

                                       30
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OTHER PERFORMANCE QUOTATIONS The fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment goals and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time, the fund and the manager may also refer to the following information:

/bullet/ The manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

/bullet/ The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International /registered trademark/ or a similar financial organization.

/bullet/ The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International /registered trademark/ or a similar financial organization.

/bullet/ The geographic and industry distribution of the fund's portfolio and the fund's top ten holdings.

/bullet/ The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

/bullet/ To assist investors in understanding the different returns and risk characteristics of various investments, the fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

/bullet/ The major industries located in various jurisdictions as published by the Morgan Stanley Index.

/bullet/ Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

/bullet/ Allegorical stories illustrating the importance of persistent long-term investing.

/bullet/ The fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

/bullet/ A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

/bullet/ Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.


/bullet/ Quotations from the Templeton organization's founder, Sir John
         Templeton,* advocating the virtues of diversification and long-term investing.

-------------------------
       * Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the board on April 16, 1995. He is no longer involved with the investment management process.


From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment

                                       31
PAGE

in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.


The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.


The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, supplies of electricity or long distance voice and data lines are limited.


DESCRIPTION OF BOND RATINGS
--------------------------------------------------------------------------------
CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are

                                       32
PAGE

likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (S&P)

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       33
PAGE

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                       34

PAGE

                                     PART B
                          TEMPLETON GROWTH FUND, INC.
                                 ADVISOR CLASS
                      STATEMENT OF ADDITIONAL INFORMATION

PAGE
TEMPLETON
GROWTH FUND, INC. -

ADVISOR CLASS
STATEMENT OF
ADDITIONAL INFORMATION                                         [GRAPHIC OMITTED]
                                                        FRANKLIN(R) TEMPLETON(R)
JANUARY 1, 1999                             100 FOUNTAIN PARKWAY, P.O. BOX 33030
                                ST. PETERSBURG, FL 33733-8030 1-800/DIAL BEN /R/
--------------------------------------------------------------------------------
This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated January 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.


The audited financial statements and auditor's report in each fund's Annual Report to Shareholders, for the fiscal year ended August 31, 1998, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).


CONTENTS


Goal and Strategies..........................................    2

Risks........................................................    6

Officers and Directors........................................   10

Management and Other Services.................................   15

Portfolio Transactions........................................   17

Distributions and Taxes.......................................   18

Organization, Voting Rights and
Principal Holders.............................................   19

Buying and Selling Shares.....................................   20

Pricing Shares................................................   22

The Underwriter...............................................   23

Performance...................................................   23

Miscellaneous Information.....................................   25

Description of Bond Ratings...................................   26


   MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

   /bullet/ ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
            CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

   /bullet/ ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
            ANY BANK;

   /bullet/ ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
            PRINCIPAL.

                                       1

                                                              101 SAIA 01/99

PAGE


GOAL AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

The fund tries to achieve its goal by investing in the equity and debt securities of companies and governments located anywhere in the world, including emerging markets.

The fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. It may invest up to 5% of its total assets in securities issued by any one company or foreign government. It may invest any amount of its assets in U.S. government securities. It may invest in any industry, although it will not concentrate (invest more than 25% of its total assets) in any one industry. It may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in securities with a limited trading market.

The fund's principal investments are in equity securities, including common and preferred stocks. It also invests in American, European and Global Depositary Receipts. Depending upon current market conditions, it generally invests up to 25% of its assets in rated and unrated debt securities.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks that are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in the fund's net asset value.

Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The fund may buy debt securities that are rated Caa by Moody's Investors Service, Inc. (Moody's) or CCC by Standard & Poor's Corporation (S&P) or better; or unrated debt that it determines to be of comparable quality. As an operating policy, the fund will not invest more than 5% of its total assets in non-investment grade securities (rated lower than Baa by Moody's or BBB by S&P).

STRUCTURED INVESTMENTS Included among the issuers of debt securities in which the fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms, which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different
                                       2

PAGE

investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (1940 Act). As a result, the fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the fund's restrictions on investments in illiquid securities.

DEPOSITARY RECEIPTS are certificates that give their holders the right to receive securities (i) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (ii) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

REPURCHASE AGREEMENTS The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian, securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's board of directors, i.e., banks or broker-dealers that have been determined by the manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES The fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

STOCK INDEX FUTURES CONTRACTS Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. Although the fund has the authority to invest up to 20% of its total assets buying and selling stock index futures contracts traded on a recognized stock exchange or board of trade, it does not currently intend to enter into such transactions.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the S&P 500 Stock Index (S&P 500 Index) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were

PAGE

$150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to BUY 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to SELL 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will lose $2,000 (500 units x loss of $4).

SECURITIES INDEX OPTIONS Although the fund has the authority to buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities or quoted on NASDAQ, it does not currently intend to enter into such transactions. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund may only buy options if the total premiums it paid for such options are 5% or less of its total assets.

Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.

At the time the fund buys a stock index futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the fund's custodian. When selling a stock index futures contract, the fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the fund to buy the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).

The fund may write call options and put options only if they are "covered." A call option on an index is covered if the fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the fund in cash or cash equivalents in a segregated account with its custodian. A put option on an index is covered if the fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the fund in cash or cash equivalents in a segregated account with its custodian.

If an option written by the fund expires, the fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the fund expires unexercised, the fund will realize a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the fund desires.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in: (i) U.S. government securities; (ii) bank time deposits denominated in the currency of any major nation; (iii) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; and (iv) repurchase agreements with banks and broker-dealers.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS The fund has adopted the following investment policies and restrictions as fundamental policies. This

PAGE

means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under "Goal and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Goal and Strategies-Temporary Investments", and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest. The fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities. The fund may not invest more than 10% of its assets in securities with a limited trading market.

In addition, the fund may not:

   1. Invest in real estate or mortgages on real estate (although the fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts; invest in other open-end investment companies or, as an operating policy approved by the board of directors, invest in closed-end investment companies.

   2. Purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.


   3. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

   4. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

   5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the fund may buy U.S. government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

   6. Borrow money for any purpose other than redeeming its shares or purchasing its shares for cancellation, and then only as a temporary measure to an amount not exceeding 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets other than to secure such temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets as the board of directors may by resolution approve. (For the purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.)

   7. Invest more than 5% of the value of the fund's total assets in securities of issuers which have been in continuous operation less than three years.

   8. Invest more than 5% of the fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

   9. Invest more than 15% of the fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities

PAGE

       exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at the current market price.

   10.  Invest more than 25% of the fund's total assets in a single industry.

   11. Invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

   12. Participate on a joint or a joint and several basis in any trading account in securities. (See "Portfolio Transactions" as to transactions in the same securities for the fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)

The fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


None of the fund's investment policies or restrictions (except restrictions 9 and 10) shall be deemed to prohibit the fund from buying securities pursuant to subscription rights distributed to the fund by any issuer of securities held at the time in its portfolio, as long as such purchase is not contrary to the fund's status as a diversified investment company under the 1940 Act.

RISKS
--------------------------------------------------------------------------------

FOREIGN SECURITIES The fund has an unlimited right to buy securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to buy such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although the fund may invest up to 15% of its total assets in unlisted foreign securities, including up to 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market generally do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S.

EMERGING MARKETS. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects

PAGE

on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to fund shareholders.

RUSSIAN SECURITIES. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. These risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following:
(i) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (ii) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (iii) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (iv) currency exchange rate volatility and the lack of available currency hedging instruments; (v) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (vi) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the fund's ability to exchange local currencies for U.S. dollars; (vii) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed before the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (viii) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (ix) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (x) the financial condition of Russian companies, including large amounts of inter-company debt that may create a payments crisis on a national scale; (xi) dependency on exports and the corresponding importance of international trade; (xii) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (xiii) possible difficulty in identifying a buyer of securities held by the fund due to the underdeveloped nature of the securities markets; (xiv) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia; (xv) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (xvi) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and

PAGE

it is possible for the fund to lose its registration through fraud, negligence or even mere oversight. While the fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can buy and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the fund from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by the fund if a potential buyer is deemed unsuitable, which may expose the fund to potential loss on the investment.

CURRENCY The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Through the fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the fund's investments.

The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

INTEREST RATE To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the fund's shares.

PAGE

Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

LOW RATED SECURITIES Bonds rated Caa by Moody's are of poor standing. These securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The fund may invest up to 10% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

The markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the fund may incur additional expenses to seek recovery.

The fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, the fund must distribute substantially all of its income to shareholders. Thus, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

DERIVATIVE SECURITIES are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Stock index futures contracts and options on securities indices are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon the manger's ability to predict pertinent market movements.

Some of the risks involved in stock index futures transactions relate to the fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The fund intends to buy or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by the fund for hedging purposes also depends upon the manager's ability to predict correctly

PAGE

movements in the direction of the market, as to which no assurance can be given.

There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the fund, it would not be able to close out the option. If restrictions on exercise were imposed, the fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the fund is covered by an option on the same index purchased by the fund, movements in the index may result in a loss to the fund; however, such losses may be mitigated by changes in the value of the fund's securities during the period the option was outstanding.

OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

The fund has a board of directors. The board is responsible for the overall management of the fund, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the fund who are responsible for administering the fund's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.




                                            POSITION(S) HELD
 NAME, AGE AND ADDRESS                      WITH THE FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
 Harris J. Ashton (66)                      Director             Director, RBC Holdings, Inc. (bank holding company)
 191 Clapboard Ridge Road                                        and Bar-S Foods (meat packing company); director
 Greenwich, CT 06830                                             or trustee, as the case may be, of 49 of the investment
                                                                 companies in the Franklin Templeton Group of Funds; and
                                                                 FORMERLY, President, Chief Executive Officer and Chairman
                                                                 of the Board, General Host Corporation (nursery and craft
                                                                 centers.)
-------------------------------------------------------------------------------------------------------------------------------
* Nicholas F. Brady (68)                   Director              Chairman, Templeton Emerging Markets Investment Trust
  The Bullitt House                                              PLC, Templeton Latin America Investment Trust PLC,
  102 East Dover Street                                          Darby Overseas Investments, Ltd. and Darby Emerging
  Easton, MD 21601                                               Markets Investments LDC (investment firms) (1994-present);
                                                                 Director, Templeton Global Strategy Funds, Amerada Hess
                                                                 Corporation (exploration and refining of natural gas),
                                                                 Christiana Companies, Inc. (operating and investment
                                                                 companies), and H.J. Heinz Company (processed foods and
                                                                 allied products); director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Secretary of the United States
                                                                 Department of the Treasury (1988-1993) and Chairman of the
                                                                 Board, Dillon, Read & Co., Inc. (investment banking) prior to
                                                                 1988.
-------------------------------------------------------------------------------------------------------------------------------

                                       10

PAGE

                                          POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 S. Joseph Fortunato (66)                 Director               Member of the law firm of Pitney, Hardin, Kipp & Szuch;
 Park Avenue at Morris County                                    director or trustee, as the case may be, of 51 of
 P.O. Box 1945                                                   the investment companies in the Franklin Templeton Group
 Morristown, NJ 07962-1945                                       of Funds.
 ----------------------------------------------------------------------------------------------------------------------------------
 John Wm. Galbraith (77)                  Director               President, Galbraith Properties, Inc. (personal investment
 360 Central Avenue                                              company); Director Emeritus, Gulf West Banks, Inc. (bank holding
 Suite 1300                                                      company) (1995-present); director or trustee, as the case may be,
 St. Petersburg, FL 33701                                        of 20 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Director, Mercantile Bank
                                                                 (1991-1995), Vice Chairman, Templeton, Galbraith & Hansberger Ltd.
                                                                 (1986-1992), and Chairman, Templeton Funds Management, Inc.
                                                                 (1974-1991).
 ----------------------------------------------------------------------------------------------------------------------------------
 Andrew H. Hines, Jr. (75)                Director               Consultant for the Triangle Consulting Group;
 150 2nd Avenue N.                                               Executive-in-Residence of Eckerd College (1991-present); director
 St. Petersburg, FL 33701                                        or trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY,
                                                                 Chairman and Director, Precise Power Corporation (1990-1997),
                                                                 Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and
                                                                 Chairman of the Board and Chief Executive Officer, Florida
                                                                 Progress Corporation (holding company in the energy area)
                                                                 (1982-1990) and director of various of its subsidiaries.
-----------------------------------------------------------------------------------------------------------------------------------
* Charles B. Johnson (65)                 Director and Vice      President, Chief Executive Officer and Director, Franklin
  777 Mariners Island Blvd.               President              Resources, Inc.; Chairman of the Board and Director, Franklin
  San Mateo, CA 94404                                            Advisers, Inc., Franklin Advisory Services, Inc., Franklin
                                                                 Investment Advisory Services, Inc. and Franklin Templeton
                                                                 Distributors, Inc.; Director, Franklin/Templeton Investor
                                                                 Services, Inc. and Franklin Templeton Services Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  Betty P. Krahmer (69)                   Director               Director or trustee of various civic associations; director or
  2201 Kentmere Parkway                                          trustee, as the case may be, of 21 of the investment companies in
  Wilmington, DE 19806                                           the Franklin Templeton Group of Funds; and FORMERLY, Economic
                                                                 Analyst, U.S. Government.
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                                       11

PAGE

                                          POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon S. Macklin (70)                   Director               Director, Fund American Enterprises Holdings, Inc., Martek
 8212 Burning Tree Road                                          Biosciences Corporation, MCI WorldCom (information services),
 Bethesda, MD 20817                                              MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the
                                                                 Franklin Templeton Group of Funds; and FORMERLY, Chairman, White
                                                                 River Corporation (financial services) and Hambrecht and Quist
                                                                 Group (investment banking), and President, National Association of
                                                                 Securities Dealers, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Fred R. Millsaps (69)                    Director               Manager of personal investments (1978-present); director of
 2665 NE 37th Drive                                              various business and nonprofit organizations; director or
 Fort Lauderdale, FL 33308                                       trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman
                                                                 and Chief Executive Officer, Landmark Banking Corporation
                                                                 (1969-1978), Financial Vice President, Florida Power and Light
                                                                 (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
                                                                 (1958-1965).
-----------------------------------------------------------------------------------------------------------------------------------
 Mark G. Holowesko (38)                  President               President, Templeton Global Advisors Limited; Chief Investment
 Lyford Cay                                                      Officer, Global Equity Group; Executive Vice President and
 Nassau, Bahamas                                                 Director, Templeton Worldwide, Inc.; officer of 21 of the
                                                                 investment companies in the Franklin Templeton Group of Funds; and
                                                                 FORMERLY, Investment Administrator, RoyWest Trust Corporation
                                                                 (Bahamas) Limited (1984-1985).
-----------------------------------------------------------------------------------------------------------------------------------
 Rupert H. Johnson, Jr. (58)             Vice President          Executive Vice President and Director, Franklin Resources, Inc.
 777 Mariners Island Blvd.                                       and Franklin Templeton Distributors, Inc.; President and Director,
 San Mateo, CA 94404                                             Franklin Advisers, Inc; Senior Vice President and Director,
                                                                 Franklin Advisory Services, Inc. and Franklin Investment Advisory
                                                                 Services, Inc.; Director, Franklin/Templeton Investor Services,
                                                                 Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 Harmon E. Burns (53)                    Vice President          Executive Vice President and Director, Franklin Resources, Inc.,
 777 Mariners Island Blvd.                                       Franklin Templeton Distributors, Inc. and Franklin Templeton
 San Mateo, CA 94404                                             Services, Inc.; Executive Vice President, Franklin Advisers, Inc.;
                                                                 Director, Franklin/Templeton Investor Services, Inc; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------

                                       12

PAGE

                                         POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Johnson (42)                   Vice President         Senior Vice President and Director, Franklin Resources, Inc.;
500 East Broward Blvd.                                           Senior Vice President, Franklin Templeton Distributors, Inc.;
Fort Lauderdale, FL                                              President and Director, Templeton Worldwide, Inc.; Chairman and
33394-3091                                                       Director, Templeton Investment Counsel, Inc.; Vice
                                                                 President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and
                                                                 officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of
                                                                 Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 Deborah R. Gatzek (50)                   Vice President         Senior Vice President and General Counsel, Franklin Resources,
 777 Mariners Island Blvd.                                       Inc.; Senior Vice President, Franklin Templeton Services, Inc. and
 San Mateo, CA 94404                                             Franklin Templeton Distributors, Inc.; Executive Vice President,
                                                                 Franklin Advisers, Inc.; Vice President, Franklin Advisory
                                                                 Services, Inc.; Vice President, Chief Legal Officer and Chief
                                                                 Operating Officer, Franklin Investment Advisory Services,
                                                                 Inc.; and officer of 53 of the investment companies in the
                                                                 Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 Martin L. Flanagan (38)                  Vice President         Senior Vice President and Chief Financial Officer, Franklin
 777 Mariners Island Blvd.                                       Resources, Inc.; Executive Vice President and Director, Templeton
 San Mateo, CA 94404                                             Worldwide, Inc.; Executive Vice President, Chief Operating Officer
                                                                 and Director, Templeton Investment Counsel, Inc.; Executive Vice
                                                                 President and Chief Financial Officer, Franklin Advisers, Inc.;
                                                                 Chief Financial Officer, Franklin Advisory Services, Inc. and
                                                                 Franklin Investment Advisory Services, Inc.; President and
                                                                 Director, Franklin Templeton Services, Inc.; Senior Vice President
                                                                 and Chief Financial Officer, Franklin/Templeton Investor Services,
                                                                 Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
John R. Kay (58)                         Vice President          Vice President and Treasurer, Templeton Worldwide, Inc.; Assistant
500 East Broward Blvd.                                           Vice President, Franklin Templeton Distributors, Inc.; officer
Fort Lauderdale, FL                                              of 25 of the investment companies in the Franklin Templeton
33394-3091                                                       Group of Funds; and FORMERLY, Vice President and Controller,
                                                                 Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

                                       13

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                                        POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 Elizabeth M. Knoblock (43)             Vice President-          General Counsel, Secretary and Senior Vice President, Templeton
 500 East Broward Blvd.                 Compliance               Investment Counsel, Inc.; Senior Vice President, Templeton Global
 Fort Lauderdale, FL                                             Investors, Inc.; officer of 21 of the investment companies in the
 33394-3091                                                      Franklin Templeton Group of Funds; and FORMERLY, Vice President
                                                                 and Associate General Counsel, Kidder Peabody & Co. (1989-1990),
                                                                 Assistant General Counsel, Gruntal & Co., Inc. (1988), Vice
                                                                 President and Associate General Counsel, Shearson Lehman Hutton
                                                                 Inc. (1988), Vice President and Assistant General Counsel, E.F.
                                                                 Hutton & Co. Inc. (1986-1988), and Special Counsel of the Division
                                                                 of Investment Management, U.S. Securities and Exchange Commission
                                                                 (1984-1986).
-----------------------------------------------------------------------------------------------------------------------------------
 James R. Baio (44)                     Treasurer                Certified Public Accountant; Treasurer, Franklin Mutual Advisers,
 500 East Broward Blvd.                                          Inc.; Senior Vice President, Templeton Worldwide, Inc., Templeton
 Fort Lauderdale, FL                                             Global Investors, Inc. and Templeton Funds Trust Company; officer
 33394-3091                                                      of 22 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Senior Tax Manager, Ernst & Young
                                                                 (certified public accountants) (1977-1989).
-----------------------------------------------------------------------------------------------------------------------------------
Barbara J. Green (51)                  Secretary                 Senior Vice President, Templeton Worldwide, Inc. and Templeton
500 East Broward Blvd.                                           Global Investors, Inc.; officer of 21 of the investment companies
Fort Lauderdale, FL                                              in the Franklin Templeton Group of Funds; and FORMERLY, Deputy
33394-3091                                                       Director of the Division of Investment Management, Executive
                                                                 Assistant and Senior Advisor to the Chairman, Counselor to the
                                                                 Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
                                                                 Exchange Commission (1986-1995), Attorney, Rogers & Wells, and
                                                                 Judicial Clerk, U.S. District Court (District of Massachusetts).
-----------------------------------------------------------------------------------------------------------------------------------

* This board member is considered an "interested person" under federal securities laws. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The fund pays noninterested board members and Mr. Brady an annual retainer of $12,000 and a fee of $900 per board meeting attended. Board members who serve on the audit committee of the fund and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the fund. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The following table provides the total fees paid to noninterested board members and Mr. Brady by the fund and by the Franklin Templeton Group of Funds.

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                                                                         NUMBER OF BOARDS
                                                     TOTAL FEES          IN THE FRANKLIN
                                 TOTAL FEES       RECEIVED FROM THE     TEMPLETON GROUP OF
                               RECEIVED FROM     FRANKLIN TEMPLETON       FUNDS ON WHICH
NAME                            THE FUND(1)      GROUP OF FUNDS(2)         EACH SERVES(3)
------------------------------ ---------------   --------------------   -------------------
Harris J. Ashton .............    $18,825             $361,157                   49
Nicholas F. Brady ............     18,825              140,975                   21
S. Joseph Fortunato ..........     18,825              367,835                   51
John Wm. Galbraith ...........     18,487              134,425                   20
Andrew H. Hines, Jr. .........     19,437              208,075                   22
Betty P. Krahmer .............     18,825              141,075                   21
Gordon S. Macklin ............     18,825              361,157                   49
Fred R. Millsaps .............     19,437              210,075                   22


1. For the fiscal year ended August 31, 1998. During the period from September 1, 1997, through February 27, 1998, an annual retainer of $12,500 and fees at the rate of $950 per board meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.


Noninterested board members and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The fund's manager is Templeton Global Advisors Limited. The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance. The manager renders its services to the fund from outside the U.S.


The Templeton organization has been investing globally since 1940. The manager and its affiliates have offices in Argentina, Australia, Bahamas, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, United Kingdom and the U.S.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to

PAGE

recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of:


/bullet/ 0.75% of the value of average daily net assets up to and including $200 million;

/bullet/ 0.675% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and

/bullet/  0.60% of the value of average daily net assets over $1.3 billion.


The fee is computed monthly, based on the fund's average daily net assets during the month preceding each payment, according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended August 31, the fund paid the following management fees:

                 MANAGEMENT
               FEES PAID ($)
-------------- --------------
1998 .........   86,332,815
1997 .........   65,767,491
1996 .........   48,379,594

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the fund to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of:

/bullet/  0.15% of the fund's average daily net assets up to $200 million;

/bullet/ 0.135% of average daily net assets over $200 million up to $700 million;

/bullet/ 0.10% of average daily net assets over $700 million up to $1.2 billion; and

/bullet/  0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended August 31, the fund paid the following administration fees:



                ADMINISTRATION
                FEES PAID ($)
-------------- ---------------
1998 .........   11,225,977
1997 .........    8,655,311
1996 .........    6,481,909

For the periods prior to October 1, 1996, Templeton Global Investors, Inc. provided administrative services to the fund.


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

For its services, Investor Services receives a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.


CUSTODIAN The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245,

PAGE

and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.


AUDITOR McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the fund's Annual Report to Shareholders and reviews the fund's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.


During the last three fiscal years ended August 31, the fund paid the following brokerage commissions:

PAGE

                BROKERAGE
               COMMISSIONS ($)
-------------- ----------------
1998 .........   26,366,655
1997 .........   15,953,126
1996 .........    7,918,000


As of August 31, 1998, the fund owned securities issued by Merrill Lynch & Co. valued in the aggregate at $104,299,800. Except as noted, the fund did not own any securities issued by its regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in any distribution and service (Rule 12b-1) fees of each class. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.


EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.


The fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement you receive from the fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated

PAGE

by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.


All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS If you are a corporate shareholder, you should note that 12.44% of the dividends paid by the fund for the most recent fiscal year qualified for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

INVESTMENT IN COMPLEX SECURITIES The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses, and, in limited cases, subject the fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.


ORGANIZATION, VOTING RIGHTS AND
PRINCIPAL HOLDERS
--------------------------------------------------------------------------------
The fund is a diversified, open-end management investment company, commonly called a mutual fund. The fund was organized as a Maryland corporation on November 10, 1986, from its predecessor entity, which commenced operations on November 29, 1954, and is registered with the SEC.

The fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. The fund may offer additional classes of shares in the future. The full title of each class is:

/bullet/  Templeton Growth Fund, Inc. - Class A

/bullet/  Templeton Growth Fund, Inc. - Class B

/bullet/  Templeton Growth Fund, Inc. - Class C

/bullet/  Templeton Growth Fund, Inc. - Advisor Class

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.

The fund has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.


The fund does not intend to hold annual shareholder meetings. The fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, the fund is required to help you communicate with other

PAGE

shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of December 14, 1998, the principal shareholders of the fund, beneficial or or record, were:

NAME AND ADDRESS             SHARE CLASS     PERCENTAGE (%)
--------------------------   -----------     -------------
Jupiter & Co.
c/o Investor Bank &
 Trust Co.
P.O. Box 9130 FPG 90
Boston, MA 02117-9130.....      Advisor         10.95

Franklin Templeton
 Trust Company/1/
Trustee for ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova,
 CA 95741-2438 ...........     Advisor          34.62

Franklin Templeton
 Trust Company/1/
Trustee for ValuSelect
Franklin Resources Profit
 Sharing Plans
P.O. Box 2438
Rancho Cordova,
 CA 95741-2438 ...........     Advisor         13.59

1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of December 14, 1998, the officers and board members, as a group, owned of record and beneficially 2.70% of the fund's Advisor Class shares and less than 1% of the outstanding shares of the fund's other classes. The board members may own shares in other funds in the Franklin Templeton Group of Funds.


BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.


For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have his legal and investment advisors determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

DEALER COMPENSATION Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio

PAGE

transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.


EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.


If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.


SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.


Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.


REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

PAGE

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin/Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------------------------------------------------------------------------

When you buy and sell shares, you pay the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther

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King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.


Trading in securities on European, Far Eastern and some other securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the fund's NAV is not calculated. Thus, the calculation of the fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the fund for acting as underwriter of the fund's Advisor Class shares.

PERFORMANCE
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every nonstandardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC.

For periods before January 2, 1997, Advisor Class standardized performance quotations are calculated by substituting Class A performance for the

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relevant time period, excluding the effect of Class A's maximum initial sales charge, and including the effect of the distribution and service (Rule 12b-1) fees applicable to the fund's Class A shares. For periods after January 2, 1997, Advisor Class standardized performance quotations are calculated as described below.

An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The average annual total returns for the indicated periods ended August 31, 1998, were:

                          1 YEAR         5 YEARS       10 YEARS
-----------------------   -------        ------        --------
Advisor Class .........   -12.41%        9.92%          12.18%

These figures were calculated according to the SEC formula:

P (1+T)/n/=ERV

where:

P =    a hypothetical initial payment of $1,000
T =    average annual total return
n =    number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended August 31, 1998, were:

                          1 YEAR          5 YEARS       10 YEARS
-----------------------   ------          -------       --------
Advisor Class .........   -12.41%         60.47%         215.70%


VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment goals and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time, the fund and the manager may also refer to the following information:

PAGE

/bullet/ The manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

/bullet/ The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International /registered trademark/ or a similar financial organization.

/bullet/ The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International /registered trademark/ or a similar financial organization.

/bullet/ The geographic and industry distribution of the fund's portfolio and the fund's top ten holdings.

/bullet/ The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

/bullet/ To assist investors in understanding the different returns and risk characteristics of various investments, the fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

/bullet/ The major industries located in various jurisdictions as published by the Morgan Stanley Index.

/bullet/ Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

/bullet/ Allegorical stories illustrating the importance of persistent long-term investing.

/bullet/ The fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

/bullet/ A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

/bullet/ Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.


/bullet/ Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing.

-------------------------
* Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the board on April 16, 1995. He is no longer involved with the investment management process.


From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.


The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a

PAGE

program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.


The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


DESCRIPTION OF BOND RATINGS
--------------------------------------------------------------------------------
CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

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C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (S&P)

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

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                           TEMPLETON GROWTH FUND, INC.

                         File Nos. 33-9981 and 811-4892

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(A)      ARTICLES OF INCORPORATION

           (i) Amended and Restated Articles of Incorporation dated January 26, 1989 /2/
          (ii) Articles of Amendment dated April 17, 1995 /1/
         (iii) Articles Supplementary dated April 13, 1995 /1/
          (iv) Articles Supplementary dated December 27, 1996 /4/
           (v) Articles Supplementary dated April 10, 1997 /6/
          (vi) Articles of Amendment dated December 23, 1998
         (vii) Articles Supplementary dated December 23, 1998

(B)      BY-LAWS

         (i) Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated October 1, 1996 /3/

(C)      INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

         Not Applicable

(D)      INVESTMENT ADVISORY CONTRACTS

         (i) Amended and Restated Management Agreement between the Registrant and Templeton Galbraith & Hansberger, Ltd. dated
              December 6, 1994 /1/

(E)       UNDERWRITING CONTRACTS

         (i) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated May 1, 1995 /2/

         (ii) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 /2/

         (iii) Non-Exclusive Underwriting Agreement dated September 18, 1995 between the Registrant and Templeton Franklin Investment Services (Asia) Limited /5/

         (iv) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers /6/


PAGE

          (v) Amendment of Dealer Agreement dated May 15, 1998 /6/

         (vi) Form of Non-Exclusive Underwriting Agreement

        (vii) Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated
              October 31, 1995


 (F)     BONUS OR PROFIT SHARING CONTRACTS

         Not applicable

(G)      CUSTODIAN AGREEMENTS

         (i) Custody Agreement between Registrant and The Chase Manhattan Bank dated December 31, 1986 /2/

         (ii)  Amendment dated March 3, 1998 to the Custody Agreement /6/

         (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement /6/

(H)      OTHER MATERIAL CONTRACTS

         (i) Fund Administration Agreement dated October 1, 1996 between the Registrant and Franklin Templeton Services, Inc. /3/

         (ii) Amended and Restated Transfer Agent Agreement dated July 1, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. /5/

         (iii) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. /2/

         (iv) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. /2/

         (v) Shareholder Services Agreement dated September 18, 1995 between Franklin/Templeton Investor Services, Inc. and Templeton Franklin Investment Services (Asia) Limited /5/

(I)      LEGAL OPINION

         (i)    Opinion and consent of counsel dated October 27, 1998 /6/

(J)      OTHER OPINIONS

         (i)   Consent of Independent Accountants

(K)      OMITTED FINANCIAL STATEMENTS

         Not applicable


PAGE


(L)      INITIAL CAPITAL AGREEMENTS

         (i)  Letter of Understanding dated April 28, 1995 /1/

(M)      RULE 12B-1 PLAN

           (i)  Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995/1/

          (ii) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 /1/

         (iii) Form of Class B Distribution Plan

(O)      RULE 18F-3 PLAN

          (i) Multiple Class Plan, Templeton Growth Fund - Advisor Class /5/

         (ii) Form of Class B Multiple Class Plan

PAGE


(P)      POWER OF ATTORNEY

         (i) Powers of Attorney dated December 11, 1998

(27)     FINANCIAL DATA SCHEDULE

           (i) Financial Data Schedule for Templeton Growth Fund - Class A
          (ii) Financial Data Schedule for Templeton Growth Fund - Class C
         (iii) Financial Data Schedule for Templeton Growth Fund - Advisor Class




---------------------------

1 Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on April 28, 1995

2 Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on December 30, 1995

3 Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on December 27, 1996

4 Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on December 31, 1996

5 Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on October 8, 1997

6 Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on October 30, 1998

PAGE



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

                  None

ITEM 25.  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successfully defense of any act, suit or proceeding) is asserted by such directors, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's investment manager (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

a) Franklin Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust



PAGE




Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin/Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

(i) Registrant undertakes to furnish to each person to whom a Prospectus for Templeton Growth Fund is provided a copy of such Fund's latest Annual Report, upon request and without charge.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 30th day of December, 1998.

                                                TEMPLETON GROWTH FUND, INC.
                                                       (Registrant)

                                                By:
                                                    Mark G. Holowesko *
                                                    President

* By:/s/ALLAN S. MOSTOFF
-------------------------------
      Allan S. Mostoff
      Attorney-in-Fact **

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                                                  Principal Executive Officer
------------------------------
Mark G. Holowesko*                                Dated: December 30, 1998


                                                  Principal Financial and
------------------------------                    Accounting Officer
James R. Baio *
                                                  Dated: December 30, 1998


                                                  Director
-----------------------------
Betty P. Krahmer *                                Dated: December 30, 1998



                                                  Director
-----------------------------
Harris J. Ashton *                                Dated: December 30, 1998


                                                  Director
-----------------------------
S. Joseph Fortunato*                              Dated: December 30, 1998


                                                  Director, Chairman and
-----------------------------                     Vice President
Charles B. Johnson *
                                                  Dated: December 30, 1998




                                                 Director
-----------------------------
Fred R. Millsaps *                               Dated: December 30, 1998


                                                 Director
-----------------------------
John Wm. Galbraith *                             Dated: December 30, 1998



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                                                Director
-----------------------------
Gordon S. Macklin *                             Dated: December 30, 1998


                                                Director
-----------------------------
Andrew H. Hines,Jr. *                           Dated: December 30, 1998


                                                Director
-----------------------------
Nicholas F. Brady *                             Dated: December 30, 1998




*By: /s/Allan S. Mostoff
-----------------------------
     Allan S. Mostoff
     Attorney-in-Fact **

** Filed herewith.


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 POWER OF ATTORNEY

     The undersigned Officers and Directors of TEMPLETON GROWTH FUND, INC. (the "Registrant") hereby appoint Allan S. Mostoff, Jeffrey L. Steele, Mark H. Plafker, Bruce G. Leto, Deborah R. Gatzek, Barbara J. Green, Larry L. Greene, and Leiann Nuzum (with full power to each of them to act alone) his/her attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company
Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he/she could do if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     The undersigned Officers and Directors hereby execute this Power of Attorney as of the 11th day of December, 1998.


/s/HARRIS J. ASHTON                     /s/BETTY P. KRAHMER
---------------------------             ------------------------------
Harris J. Ashton, Director              Betty P. Krahmer, Director

/s/NICHOLAS F. BRADY                    /s/GORDON S. MACKLIN
---------------------------             ------------------------------
Nicholas F. Brady, Director             Gordon S. Macklin, Director


/s/S. JOSEPH FORTUNATO                  /s/FRED R. MILLSAPS
------------------------------          ------------------------------
S. Joseph Fortunato, Director           Fred R. Millsaps, Director


/s/JOHN WM. GALBRAITH                   /s/MARK G. HOLOWESKO
------------------------------         -------------------------------
John Wm. Galbraith, Director           Mark G. Holowesko, President


ANDREW H. HINES, JR.                    /s/JAMES R. BAIO
------------------------------         -------------------------------
Andrew H. Hines, Jr., Director         James R. Baio, Treasurer


/s/CHARLES B. JOHNSON
------------------------------
Charles B. Johnson, Director

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                           TEMPLETON GROWTH FUND, INC.
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX




EXHIBIT NO.                 DESCRIPTION                                       LOCATION
---------------------------------------------------------------------------------------------

EX-99.(a)(vi)        Articles of Amendment dated December 23, 1998              Attached

EX-99.(a)(vii)       Articles Supplementary dated December 23, 1998             Attached

EX-99.(e)(vi)        Form of Non-Exclusive Underwriting Agreement                            Attached

EX-99.(e) (vii)      Amendment dated October 18, 1997 to the Non-Exclusive      Attached
                     Underwriting Agreement between the Registrant and
                     Templeton Global Strategic Services (Deutschland) GmbH
                     dated October 31, 1995

EX-99.(j)(i)         Consent of Independent Accountants                         Attached

EX-99.(m)(iii)       Form of Class B Distribution Plan                          Attached

EX-99.(o)(ii)        Form of Class B Multiple Class Plan                        Attached

EX-99.(p)(i)         Powers of Attorney                                         Attached

EX-27.(i)            Financial Data Schedule for Templeton Growth Fund -        Attached
                         Class A

EX-27.(ii)           Financial Data Schedule for Templeton Growth Fund -        Attached
                         Class C

EX-27.(iii)          Financial Data Schedule for Templeton Growth Fund -        Attached
                        Advisor Class

